       As filed with the Securities and Exchange Commission on February 17, 2005

                                                      Registration No. 333-88748

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 6

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT A (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account A
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                   Depositor's Telephone Number: 617-854-4300

                               James D. Gallagher
             Executive Vice President, Secretary and General Counsel
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3306

It is proposed that this filing will become effective (check the appropriate box):

[ ]     immediately upon filing pursuant to paragraph (b)
[ ]     on (May 1, 2004) pursuant to paragraph (b)
[X]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on May 1, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

        [ ]     This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      Prospectus dated ____________, 2005


                 John Hancock Life Insurance Company (U.S.A.)*
                              Separate Account A*

                             Venture VUL Protector
               A Flexible Premium Variable Life Insurance Policy

Science & Technology        American Growth            Quantitative Value
Pacific Rim                 U.S. Global Leaders Growth American Growth-Income
Health Sciences             Quantitative All Cap       Equity-Income
Emerging Growth             All Cap Core               American Blue Chip Income & Growth
Small Cap Growth            Large Cap Growth           Income & Value
Emerging Small Company      Total Stock Market Index   Managed
Small Cap                   Blue Chip Growth           PIMCO VIT All Asset Portfolio
Small Cap Index             U.S. Large Cap             Global Allocation
Small Company               Core Equity                High Yield
Dynamic Growth              Strategic Value            U.S. High Yield Bond
Mid Cap Stock               Large Cap Value            Strategic Bond
Natural Resources           Classic Value              Strategic Income
All Cap Growth              Utilities                  Global Bond
Strategic Opportunities     Real Estate Securities     Investment Quality Bond
Financial Services          Small Cap Opportunities    Total Return
International Opportunities Small Cap Value            Real Return Bond
International Stock         Small Company Value        Bond Index
International Small Cap     Special Value              Core Bond
International Equity Index  Mid Value                  Active Bond
Overseas Equity             Mid Cap Value              U.S. Government Securities
American International      Value                      Short-Term Bond
International Value         All Cap Value              Money Market
Quantitative Mid Cap        Growth & Income II         Lifestyle Aggressive 1000
Mid Cap Index               500 Index                  Lifestyle Growth 820
Mid Cap Core                Fundamental Value          Lifestyle Balanced 640
Global                      Growth & Income            Lifestyle Moderate 460
Capital Appreciation        Large Cap                  Lifestyle Conservative 280

                            * * * * * * * * * * * *

   The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

*Before January 1, 2005, we were known as "The Manufacturers Life Insurance
 Company (U.S.A.)" and we referred to the Variable Account as "The Manufacturers Life Insurance Company (U.S.A.) Separate Account."

   Protector. 5/2005

                               TABLE OF CONTENTS

     RISKS/BENEFITS SUMMARY...........................................  4
        Benefits......................................................  4
        Risks.........................................................  4
     FEE TABLE........................................................  5
     YOUR INVESTMENT OPTIONS..........................................  8
     POLICY SUMMARY................................................... 12
        General....................................................... 12
        Death Benefits................................................ 12
        Optional Term Rider........................................... 12
        Return of Premium Rider....................................... 12
        Premiums...................................................... 13
        Policy Value.................................................. 13
        Policy Loans.................................................. 13
        Surrender and Partial Withdrawals............................. 13
        Lapse and Reinstatement....................................... 13
        Charges and Deductions........................................ 13
        Investment Options and Investment Advisers.................... 14
        Investment Management Fees and Expenses....................... 14
        Table of Investment Options and Investment Subadvisers........ 14
     GENERAL INFORMATION ABOUT JOHN HANCOCK USA, RATINGS, THE SEPARATE
       ACCOUNT AND THE PORTFOLIOS..................................... 16
        John Hancock USA.............................................. 16
        Ratings....................................................... 16
        The Separate Account.......................................... 16
     ISSUING A POLICY................................................. 17
        Requirements.................................................. 17
        Minimum Initial Face Amount................................... 17
        Backdating a Policy........................................... 17
        Temporary Insurance Agreement................................. 18
        Right to Examine the Policy................................... 18
        Life Insurance Qualification.................................. 19
     DEATH BENEFITS................................................... 19
        Death Benefit Options......................................... 20
        Changing the Death Benefit Option............................. 20
        Changing the Face Amount...................................... 20
     PREMIUM PAYMENTS................................................. 21
        Initial Premiums.............................................. 21
        Subsequent Premiums........................................... 21
        Maximum Premium Limitation.................................... 22
        Premium Allocation............................................ 22
     CHARGES AND DEDUCTIONS........................................... 22
        Premium Charge................................................ 22
        Surrender Charges............................................. 22
        Monthly Charges............................................... 25
        Charges for Transfers......................................... 26
        Investment Management Fees and Expenses....................... 27
        Reduction in Charges.......................................... 27
     SPECIAL PROVISIONS FOR EXCHANGES................................. 27
     COMPANY TAX CONSIDERATIONS....................................... 27
     POLICY VALUE..................................................... 27
        Determination of the Policy Value............................. 27
        Units and Unit Values......................................... 28
        Transfers of Policy Value..................................... 28

         POLICY LOANS..............................................  30
            Effect of Policy Loans.................................  31
            Interest Charged on Policy Loans.......................  31
            Loan Account...........................................  31
         POLICY SURRENDER AND PARTIAL WITHDRAWALS..................  32
            Policy Surrender.......................................  32
            Partial Withdrawals....................................  32
         LAPSE AND REINSTATEMENT...................................  33
            Lapse..................................................  33
            No-Lapse Guarantee.....................................  33
            Reinstatement..........................................  34
         THE GENERAL ACCOUNT.......................................  34
            Fixed Account..........................................  35
         OTHER PROVISIONS OF THE POLICY............................  35
            Return of Premium Death Benefit Rider..................  35
            Policyowner Rights.....................................  36
            Beneficiary............................................  36
            Incontestability.......................................  36
            Misstatement of Age or Sex.............................  37
            Suicide Exclusion......................................  37
            Supplementary Benefits.................................  37
            Tax Treatment of the Policy............................  37
            Life Insurance Qualification...........................  38
            Tax Treatment of Policy Benefits.......................  39
            Alternative Minimum Tax................................  42
            Income Tax Reporting...................................  42
         OTHER INFORMATION.........................................  43
            Payment of Proceeds....................................  43
            Reports to Policyowners................................  43
            Distribution of the Policies...........................  43
            Responsibilities of MFC................................  43
            Voting Rights..........................................  44
            Substitution of Portfolio Shares.......................  44
            Records and Accounts...................................  45
            State Regulations......................................  45
            Litigation.............................................  45
            Financial Statements...................................  45
            Further Information....................................  45
            Optional Benefits......................................  45
            Additional Information for Policies Issued in Maryland.  45
         APPENDIX A: DEFINITIONS................................... A-1


   This prospectus does not constitute an offering in any jurisdiction where it would not be lawful. You should rely on the information contained in this prospectus, the Portfolio prospectuses, or the corresponding Statement of Additional Informations. We have not authorized anyone to provide you with information that is different.

   The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein. No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

   Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.

                            RISKS/BENEFITS SUMMARY

Benefits

   Some of the benefits of purchasing the Policy are described below.

   Death Benefit Protection. This prospectus describes a flexible premium variable life insurance policy, which provides for a death benefit payable to the beneficiary of the Policy upon the death of the insured. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if death benefit protection is not one of your financial planning objectives, as there are additional costs and expenses in providing the insurance.

   Access To Your Policy Values. Variable life insurance offers access to Policy Value. You may borrow against your Policy, or surrender all, or a portion of your policy through a partial withdrawal. There are limitations to partial withdrawals, details of which may be found in this prospectus under "Policy Surrender and Partial Withdrawals."

   Tax Deferred Accumulation. Variable life insurance has several tax advantages under current tax laws. For example, Policy Value accumulates on a tax-deferred basis and a transfer of values from one sub-account to another within the Policy generates no taxable gain or loss. Any investment income and realized capital gains within a sub-account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

   Investment Options. In addition to the Fixed Account, the Policy provides for access to a number of variable investment options, which permit you to reallocate your Policy Value to meet your changing personal objectives, goals, and investment conditions. Information regarding each investment option may be found in the Portfolio prospectuses.

   Flexibility. The policy is a flexible premium variable life insurance policy in which varying premium payments are permitted. You may select death benefit options, additional lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy.

Risks

   Some of the risks of purchasing the Policy are described below.

   Fluctuating Investment Performance. Policy Values invested in a sub-account are not guaranteed and will increase and decrease according to investment performance. You assume the investment risk of Policy Value allocated to the sub-accounts. A comprehensive discussion of each sub-account's objective and risk is found in the Portfolio prospectuses. You should review this prospectus carefully before allocating Policy Value to any sub-accounts.

   Unsuitable for Short-Term Investment. The Policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.

   Policy Lapse. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if the Policy Value is too low in relation to the insurance amount, if investment results are less favorable than anticipated or if excessive policy loans are taken. A Policy lapse could have adverse tax consequences since the amount received (including any loans) less the investment in the Policy may be treated as ordinary income subject to tax.

   Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

   Adverse Consequences of Early Surrender. There are surrender charges assessed if you surrender your Policy in the first 10 years from the purchase of the Policy. Depending on the amount of premium paid and the Policy Value at the time of surrender, there may be little or no Net Cash Surrender Value paid to you when the Policy is surrendered.

   Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax law to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change.

                                   FEE TABLE

   The following tables describe the fees and expenses (on a guaranteed basis) that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value between investment options.

--------------------------------------------------------------------------------------------------
                                        Transaction Fees
--------------------------------------------------------------------------------------------------
            Charge                 When Charge is Deducted              Amount Deducted
--------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Upon receipt of premium        10% of each premium paid during
Premium (Load)                                                 the first 5 Policy Years*
--------------------------------------------------------------------------------------------------
Maximum Surrender Charge (Load) Upon withdrawal, surrender or  The maximum Surrender Charge
                                Policy lapse                   for any Policy per $1000 of Face
                                                               Amount is $58.20.

                                                               A Surrender Charge is applicable
                                                               for 10 Policy Years from the
                                                               Policy Date or an increase in Face
                                                               Amount and is based on the Face
                                                               Amount of the Policy.
--------------------------------------------------------------------------------------------------
Transfer Fees                   Upon transfer                  $25 (only applies to transfers in
                                                               excess of 12 in a Policy Year)
--------------------------------------------------------------------------------------------------

*  2% thereafter (on a non-guaranteed basis in the State of New Jersey)

   The next table describes the fees and expenses (on a guaranteed basis) that you will pay periodically during the time that you own the Policy, not including fees and expenses of the Portfolios, the underlying variable investment options for your Policy.

-----------------------------------------------------------------------------------------------------------------
                               Annual Charges Other Than Those of the Portfolios
-----------------------------------------------------------------------------------------------------------------
                         When Charge
         Charge          is Deducted                             Amount Deducted****
-----------------------------------------------------------------------------------------------------------------
Cost of Insurance*        Monthly    Minimum and Maximum Charge            The possible range of the cost of
                                                                           insurance is from $0.00 to $83.33 per
                                                                           $1,000 of the net amount at risk.
                                     ----------------------------------------------------------------------------
                                     Charge for a Representative           $0.40 per $1,000 of the net amount
                                     Policyowner (a 55 year old preferred  at risk
                                     non-smoking male)
-----------------------------------------------------------------------------------------------------------------
Cost of Insurance         Monthly    Minimum and Maximum Charge            The possible range of the cost of
(Contracts with Optional                                                   insurance is from $0.00 to $83.33 per
Term Rider*)                                                               $1,000 of the net amount at risk
                                     ----------------------------------------------------------------------------
                                     Charge for a Representative
                                     Policyowner (a 55 year old preferred  $0.20 per $1000 of the net amount
                                     non smoking male)                     at risk
-----------------------------------------------------------------------------------------------------------------
Cost of Insurance         Monthly    Minimum and Maximum Charge            The possible range of the cost of
(Contracts with Return                                                     insurance is from $0.00 to $8.33 per
of Premium Rider*)                                                         $1,000 of the net amount at risk
                                     ----------------------------------------------------------------------------
                                     Charge for a Representative
                                     Policyowner (a 55 year old preferred  $0.40 per $1,000 of the net amount
                                     non-smoking male)                     at risk
-----------------------------------------------------------------------------------------------------------------
Mortality and Expense     Monthly    In Policy Years 1-15 the charge is 0.10% monthly (1.20% annually)**
Risk Fees
-----------------------------------------------------------------------------------------------------------------
Administrative Fees       Monthly    $15 per Policy Month in each Policy Year
-----------------------------------------------------------------------------------------------------------------
Loan Interest Rate        Annually   1.25%***
(Net)
-----------------------------------------------------------------------------------------------------------------

* The cost of insurance (including the charge for the Return of Premium Rider) varies based on individual characteristics and the charges shown in the table may not be representative of the charge a particular Policyowner will pay. Information regarding your individual cost of insurance charges may be found in your Policy.

** Thereafter the charge is 0.03% monthly (0.30% annually).

***First 10 Policy Years. 0% Policy Years 11 and after on a current basis.

****All figures are rounded to two decimal places.

   The next table describes the fees and expenses of the Portfolios that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each portfolio's fees and expenses is contained in the prospectus for the Portfolios.

----------------------------------------------------------------------------------------------------------
                               Annual Operating Expenses of the Portfolios
                            (Expenses that are Deducted from Portfolio Assets)
----------------------------------------------------------------------------------------------------------
Charge                                                                                     Minimum Maximum
----------------------------------------------------------------------------------------------------------
Expenses that are deducted from portfolio assets, including advisory fees, Rule 12b-1 fees
and Other Expenses                                                                            %...   *%...
----------------------------------------------------------------------------------------------------------

* The minimum and maximum expenses do not reflect any expense reimbursements. If such reimbursements were reflected, the maximum expenses would be 1.55%. Expense reimbursements may be terminated at any time.

   The next table describes fund level fees and expenses for each of the funds, as a percentage of the fund's average net assets for the fiscal year ending December 31, 2003. More detail concerning each fund's fees and expenses is contained in the prospectuses for the Series Funds.

----------------------------------------------------------------------------------------------------------------
                                                                        Total Fund                  Total Fund
                                        Distribution   Other Operating   Operating                   Operating
                            Investment       and          Expenses       Expenses                    Expenses
                            Management Service (12b-1)     Without        Without       Expense        With
         Fund Name             Fee          Fees        Reimbursement  Reimbursement Reimbursement Reimbursement
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
John Hancock Trust
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Science & Technology
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Pacific Rim
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Health Sciences
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Emerging Growth
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Small Cap Growth
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Emerging Small Company
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Small Cap
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Small Cap Index
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Small Company
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Dynamic Growth
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Mid Cap Stock
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Natural Resources
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
All Cap Growth
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Strategic Opportunities
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Financial Services
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
International Opportunities
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
International Stock
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
International Small Cap
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
International Equity Index
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Overseas Equity
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
American International
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
International Value
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Mid Cap Index
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Mid Cap Core
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Global
----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                               Total Fund                  Total Fund
                                               Distribution   Other Operating   Operating                   Operating
                                   Investment       and          Expenses       Expenses                    Expenses
                                   Management Service (12b-1)     Without        Without       Expense        With
            Fund Name                 Fee          Fees        Reimbursement  Reimbursement Reimbursement Reimbursement
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Growth
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Quantitative All Cap
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
All Cap Core
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
U.S. Large Cap
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Core Equity
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strategic Value
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Classic Value
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Utilities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Real Estate Securities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Small Company Value
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Special Value
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mid Value
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Value
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
All Cap Value
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Growth & Income II
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
500 Index
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fundamental Value
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Growth & Income
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Large Cap
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Quantitative Value
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Growth-Income
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Equity-Income
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
American Blue Chip Income & Growth
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Income & Value
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Managed
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Global Allocation
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strategic Bond
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Strategic Income
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Global Bond
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Real Return Bond
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bond Index
-----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                       Total Fund                  Total Fund
                                       Distribution   Other Operating   Operating                   Operating
                           Investment       and          Expenses       Expenses                    Expenses
                           Management Service (12b-1)     Without        Without       Expense        With
        Fund Name             Fee          Fees        Reimbursement  Reimbursement Reimbursement Reimbursement
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Core Bond
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Active Bond
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
U.S. Government Securities
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Short-Term Bond
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Money Market
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
---------------------------------------------------------------------------------------------------------------

                            YOUR INVESTMENT OPTIONS

   The assets of each sub-account of the Variable Account (except those invested in the International Equity Index Fund and the All Asset Portfolio) are invested in either Series I or Series II shares of a corresponding investment portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. The Trust receives investment advisory services from John Hancock Investment Management Services, LLC ("JHIMS LLC") (formerly, Manufacturers Securities Services, LLC).

   Each of the Trust portfolios, except the Lifestyle Trusts, is subject to a Rule 12b-1 fee of 0.15% of a portfolio's Series I net assets and 0.35% of a portfolio's Series II net assets (0.75% of a Series II net assets in the case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust). Each Lifestyle Trust invests in portfolios that are subject to Rule 12b-1 fees.

   The International Equity Index Fund is a series of the John Hancock Variable Series Trust I (the "VST Trust") which is registered under the 1940 Act as an open-end management investment company. The assets of the International Equity Index Fund subaccount are invested in Series II shares of the International Equity Index Fund which is subject to a 0.60% Rule 12b-1 fee (except in the case of contracts issued prior to May 13, 2002 where the assets are invested in Series I shares of the International Equity Index Fund which are subject to a 0.40% Rule 12b-1 fee). The VST Trust receives investment advisory services from John Hancock Life Insurance Company and the International Equity Index Trust portfolio is subadvised by SSgA Funds Management, Inc.

   The All Asset Portfolio is a series of the PIMCO Variable Insurance Trust (the "PIMCO Trust") which is registered under the 1940 Act as an open-end management investment company. The assets of the All Asset Portfolio subaccounts are invested in Class M shares of the All Asset Portfolio which is subject to a 0.25% Rule 12b-1 fee. The PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO").

  ---------------------------------------------------------------------------
  Portfolio            Portfolio Manager                  General Description
  ---------------------------------------------------------------------------
  Active Bond Trust
  ---------------------------------------------------------------------------
  Science & Technology T. Rowe Price Associates, Inc. (T.
                       Rowe Price)
  ---------------------------------------------------------------------------
  Pacific Rim          MFC Global Investment
                       Management (U.S.A.) Limited
                       (MFC Global)
  ---------------------------------------------------------------------------
  Health Sciences      T. Rowe Price Associates, Inc. (T.
                       Rowe Price)
  ---------------------------------------------------------------------------
  Emerging Growth      MFC Global Investment
                       Management (U.S.A.) Limited
                       (MFC Global)
  ---------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio                   Portfolio Manager                General Description
--------------------------------------------------------------------------------
Small Cap Growth            Wellington Management Company,
                            LLP (Wellington Management)
--------------------------------------------------------------------------------
Emerging Small Company      Franklin Templeton
--------------------------------------------------------------------------------
Small Cap                   Independence Investment LLC
--------------------------------------------------------------------------------
Small Cap Index             MFC Global Investment
                            Management (U.S.A.) Limited
                            (MFC Global)
--------------------------------------------------------------------------------
Small Company               American Century Investment
                            Management, Inc. (American
                            Century)
--------------------------------------------------------------------------------
Dynamic Growth              Deutsche Asset Management
                            (DeAM)
--------------------------------------------------------------------------------
Mid Cap Stock               Wellington Management Company,
                            LLP (Wellington Management)
--------------------------------------------------------------------------------
Natural Resources           Wellington Management Company,
                            LLP (Wellington Management)
--------------------------------------------------------------------------------
All Cap Growth              A I M Capital Management, Inc.
                            (AIM)
--------------------------------------------------------------------------------
Strategic Opportunities     Fidelity Management & Research
                            Company (Fidelity)
--------------------------------------------------------------------------------
Financial Services          Davis Advisors (Davis)
--------------------------------------------------------------------------------
International Opportunities Marsico Capital Management, LLC
--------------------------------------------------------------------------------
International Stock         Deutsche Asset Management
                            Investment Services Ltd (DeAMIS)
--------------------------------------------------------------------------------
International Small Cap     Franklin Templeton
--------------------------------------------------------------------------------
International Equity Index  SSgA Funds Management, Inc.
--------------------------------------------------------------------------------
Overseas Equity             Capital Guardian Trust Company
                            (Capital Guardian)
--------------------------------------------------------------------------------
American International      American Insurance Funds
--------------------------------------------------------------------------------
International Value         Franklin Templeton
--------------------------------------------------------------------------------
Quantitative Mid Cap        MFC Global Investment
                            Management (U.S.A.) Limited
                            (MFC Global)
--------------------------------------------------------------------------------
Mid Cap Index               MFC Global Investment
                            Management (U.S.A.) Limited
                            (MFC Global)
--------------------------------------------------------------------------------
Mid Cap Core                A I M Capital Management, Inc.
                            (AIM)
--------------------------------------------------------------------------------
Global                      Franklin Templeton
--------------------------------------------------------------------------------
Capital Appreciation        Jennison Associates LLC
                            (Jennison)
--------------------------------------------------------------------------------
American Growth             American Insurance Funds
--------------------------------------------------------------------------------
U.S. Global Leaders Growth  Sustainable Growth Advisers, LP
                            (SGA)
--------------------------------------------------------------------------------
Quantitative All Cap        MFC Global Investment
                            Management (U.S.A.) Limited
                            (MFC Global)
--------------------------------------------------------------------------------
All Cap Core                Deutsche Asset Management
                            (DeAM)
--------------------------------------------------------------------------------
Large Cap Growth            Fidelity Management & Research
                            Company (Fidelity)
--------------------------------------------------------------------------------
Total Stock Market Index    MFC Global Investment
                            Management (U.S.A.) Limited
                            (MFC Global)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Portfolio                   Portfolio Manager                  General Description
----------------------------------------------------------------------------------
Blue Chip Growth            T. Rowe Price Associates, Inc. (T.
                            Rowe Price)
----------------------------------------------------------------------------------
U.S. Large Cap              Capital Guardian Trust Company
                            (Capital Guardian)
----------------------------------------------------------------------------------
Core Equity                 Legg Mason Funds Management,
                            Inc (LMFM)
----------------------------------------------------------------------------------
Strategic Value             MFS Investment Management
                            (MFS)
----------------------------------------------------------------------------------
Large Cap Value             Mercury Advisors
----------------------------------------------------------------------------------
Classic Value               Pzena Investment Management,
                            LLC (PIM)
----------------------------------------------------------------------------------
Utilities                   MFS Investment Management
                            (MFS)
----------------------------------------------------------------------------------
Real Estate Securities      Deutsche Asset Management
                            (DeAM)
----------------------------------------------------------------------------------
Small Cap Opportunities     Munder Capital Management
                            (Munder)
----------------------------------------------------------------------------------
Small Cap Value             Wellington Management Company,
                            LLP (Wellington Management)
----------------------------------------------------------------------------------
Small Company Value         T. Rowe Price Associates, Inc.
                            (T. Rowe Price)
----------------------------------------------------------------------------------
Special Value               Salomon Brothers Asset
                            Management Inc (SaBAM)
----------------------------------------------------------------------------------
Mid Value                   T. Rowe Price Associates, Inc.
                            (T. Rowe Price)
----------------------------------------------------------------------------------
Mid Cap Value               Lord, Abbett & Co. LLC (Lord
                            Abbett)
----------------------------------------------------------------------------------
Value                       Van Kampen Investments (Van
                            Kampen)
----------------------------------------------------------------------------------
All Cap Value               Lord, Abbett & Co. LLC (Lord
                            Abbett)
----------------------------------------------------------------------------------
Growth & Income II          Independence Investment LLC
----------------------------------------------------------------------------------
500 Index                   MFC Global Investment
                            Management (U.S.A.) Limited
                            (MFC Global)
----------------------------------------------------------------------------------
Fundamental Value           Davis Advisors (Davis)
----------------------------------------------------------------------------------
Growth & Income             Wellington Management Company,
                            LLP (Wellington Management)
----------------------------------------------------------------------------------
Large Cap                   UBS Global Asset Management
                            (UBS Global AM)
----------------------------------------------------------------------------------
Quantitative Value          MFC Global Investment
                            Management (U.S.A.) Limited
                            (MFC Global)
----------------------------------------------------------------------------------
American Growth-Income      American Insurance Funds
----------------------------------------------------------------------------------
Equity-Income               T. Rowe Price Associates, Inc. (T.
                            Rowe Price)
----------------------------------------------------------------------------------
American Blue Chip Income & American Insurance Funds
Growth
----------------------------------------------------------------------------------
Income & Value              Capital Guardian Trust Company
                            (Capital Guardian) Independence
                            Investment LLC / Capital Guardian
                            Trust Company (Capital Guardian)/
----------------------------------------------------------------------------------
Managed                     Declaration Management &
                            Research LLC
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio                     Portfolio Manager              General Description
--------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio Pacific Investment Management
                              Company (PIMCO)
--------------------------------------------------------------------------------
Global Allocation             UBS Global Asset Management
                              (UBS Global AM)
--------------------------------------------------------------------------------
High Yield                    Salomon Brothers Asset
                              Management Inc (SaBAM)
--------------------------------------------------------------------------------
U.S. High Yield Bond          Wells Fargo Fund Management,
                              LLC
--------------------------------------------------------------------------------
Strategic Bond                Salomon Brothers Asset
                              Management Inc (SaBAM)
--------------------------------------------------------------------------------
Strategic Income              John Hancock Advisers, LLC
                              (JHA)
--------------------------------------------------------------------------------
Global Bond                   Pacific Investment Management
                              Company (PIMCO)
--------------------------------------------------------------------------------
Investment Quality Bond       Wellington Management Company,
                              LLP (Wellington Management)
--------------------------------------------------------------------------------
Total Return                  Pacific Investment Management
                              Company (PIMCO)
--------------------------------------------------------------------------------
Real Return Bond              Pacific Investment Management
                              Company (PIMCO)
--------------------------------------------------------------------------------
Bond Index                    Declaration Management &
                              Research LLC
--------------------------------------------------------------------------------
Core Bond                     Wells Fargo Fund Management,
                              LLC
--------------------------------------------------------------------------------
Active Bond                   Declaration Management &
                              Research LLC / John Hancock
                              Advisers, LLC (JHA)
--------------------------------------------------------------------------------
U.S. Government Securities    Salomon Brothers Asset
                              Management Inc (SaBAM)
--------------------------------------------------------------------------------
Short-Term Bond               Declaration Management &
                              Research LLC
--------------------------------------------------------------------------------
Money Market                  MFC Global Investment
                              Management (U.S.A.) Limited
                              (MFC Global)
--------------------------------------------------------------------------------
Lifestyle Aggressive 1000     MFC Global Investment
                              Management (U.S.A.) Limited
                              (MFC Global)
--------------------------------------------------------------------------------
Lifestyle Growth 820          MFC Global Investment
                              Management (U.S.A.) Limited
                              (MFC Global)
--------------------------------------------------------------------------------
Lifestyle Balanced 640        MFC Global Investment
                              Management (U.S.A.) Limited
                              (MFC Global)
--------------------------------------------------------------------------------
Lifestyle Moderate 460        MFC Global Investment
                              Management (U.S.A.) Limited
                              (MFC Global)
--------------------------------------------------------------------------------
Lifestyle Conservative 280    MFC Global Investment
                              Management (U.S.A.) Limited
                              (MFC Global)
--------------------------------------------------------------------------------

   You bear the investment risk of any portfolio you choose as an investment option for your contract. A full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investments in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

                                     * * *

   If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940 Act).

   We will vote shares of the portfolios held in the Variable Account at the shareholder meetings according to voting instructions received from persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

   During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

                                POLICY SUMMARY

General

   We have prepared the following summary as a general description of the most important features of the Policy. It is not comprehensive and you should refer to the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the minimum death benefit percentage. The Policy's provisions may vary in some states and the terms of your Policy and any endorsement or rider, supersede the disclosure in this prospectus.

Death Benefits

   There are two death benefit options. Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit. Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit.

   (Policies issued in Maryland should refer to the section of the Prospectus entitled, "Additional Information for Policies Issued in Maryland.")

Optional Term Rider

   The Policy may be issued with an optional term insurance rider (the "Term Rider"). The benefit of the term rider is that the cost of insurance rates will always be less than or equal to the cost of insurance rates on the Policy. However, unlike the death benefit under the Policy, the death benefit under the Term Rider is not protected by the no-lapse guarantee after the second Policy Year and terminates at age 100.

Return of Premium Rider

   The Policy may be issued with an optional Return of Premium Death Benefit rider if death benefit Option 1 is elected. This rider provides an additional death benefit payable upon death of the life insured after the Company receives due proof of death. The Return of Premium Death Benefit is calculated as follows:

   The return of premium rider death benefit is equal to the initial premium. Any subsequent premiums will increase the death benefit at the time of the premium payment by the amount of the premium. Any partial withdrawal will reduce the death benefit at the time of withdrawal by an amount equal to the withdrawal plus any applicable Surrender Charge (except that the rider death benefit will not be reduced to less than zero). The Return of Premium rider is not protected by the No-Lapse Guarantee after the second Policy Year.

   (Policies issued in Maryland should refer to the section of the Prospectus entitled, "Additional Information for Policies Issued in Maryland.")

Premiums

   You may pay premiums at any time and in any amount, subject to certain limitations as described under "Premium Payments -- Subsequent Premiums." Net Premiums will be allocated, according to your instructions and at the Company's discretion, to one or more of our general account and the sub-accounts of the Separate Account. You may change your allocation instructions at any time. You may also transfer amounts among the accounts.

Policy Value

   The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which you have allocated premiums.

Policy Loans

   You may borrow an amount not to exceed 90% of your Policy's Net Cash Surrender Value. Loan interest at a rate of 5.25% during the first ten Policy Years and 4% thereafter is due on each Policy Anniversary. We will deduct all outstanding Policy Debt from proceeds payable at the insured's death, or upon surrender.

Surrender and Partial Withdrawals

   You may make a partial withdrawal of your Policy Value. A partial withdrawal may result in a reduction in the Face Amount of the Policy and an assessment of a portion of the surrender charges to which the Policy is subject. You may surrender your Policy for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less Surrender Charges and outstanding Monthly Deductions due minus the Policy Debt.

Lapse and Reinstatement

   Unless the No-Lapse Guarantee Cumulative Premium Test has been met, a Policy will lapse (and terminate without value) when its Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without your having made an adequate payment.

   The Policies, therefore, differ in two important respects from conventional life insurance policies. First, the failure to make planned premium payments will not itself cause a Policy to lapse. Second, a Policy can lapse even if planned premiums have been paid.

   A policyowner may reinstate a lapsed Policy at any time within the five year period following lapse provided the Policy was not surrendered for its Net Cash Surrender Value. We will require evidence of insurability along with a certain amount of premium as described under "Reinstatement."

Charges and Deductions

   We assess certain charges and deductions in connection with the Policy. These include:

  . charges assessed monthly for mortality and expense risks, cost of insurance, administration expenses,

  .   charges deducted from premiums paid, and

  .   charges assessed on surrender or lapse.

These charges are summarized in the Table of Charges and Deductions. We may allow you to request that the sum of all charges assessed monthly for mortality and expense risks, cost of insurance and administration expenses be deducted from the Fixed Account or one or more of the sub-accounts of the Separate Account.

   In addition, there are charges deducted from each Portfolios. These charges are summarized in the Table of Investment Management Fees and Expenses.

Investment Options and Investment Advisers

   You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the Portfolios described under "Portfolios."

   The Portfolios also employ subadvisers. The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.

   Allocating net premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating net premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your Policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.

Investment Management Fees and Expenses

   Each sub-account of the Separate Account purchases shares of one of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses of the Portfolios. The fees and expenses for each Portfolio are described in detail in the accompanying Portfolio prospectuses to which reference should be made.

Table of Investment Options and Investment Subadvisers

   The following subadvisers manage the Portfolios which are investment options for this contract.

---------------------------------------------------------------------------------------------
Subadviser                                         Portfolio
---------------------------------------------------------------------------------------------
A I M Capital Management, Inc.                     All Cap Growth Trust
                                                   Aggressive Growth Trust
                                                   Mid Cap Core Trust
---------------------------------------------------------------------------------------------
American Century Investment Management, Inc.       Small Company Trust
---------------------------------------------------------------------------------------------
Capital Guardian Trust Company                     Small Company Blend Trust
                                                   U.S. Large Cap Trust
                                                   Income & Value Trust
                                                   Diversified Bond Trust
---------------------------------------------------------------------------------------------
Capital Research Management Company                American Growth Trust
(Adviser to the American Fund Insurance Series)/D/ American International Trust
                                                   American Blue Chip Income and Growth Trust
                                                   American Growth-Income Trust
---------------------------------------------------------------------------------------------
Davis Advisors                                     Financial Services Trust
                                                   Fundamental Value Trust
---------------------------------------------------------------------------------------------
Deutsche Asset Management, Inc.                    Real Estate Securities Trust
                                                   Dynamic Growth Trust
                                                   All Cap Core Trust
                                                   Lifestyle Trusts/A/
---------------------------------------------------------------------------------------------
Deutsche Asset Management Investment Services Ltd. International Stock Trust
---------------------------------------------------------------------------------------------
Fidelity Management & Research Company             Strategic Opportunities Trust
                                                   Large Cap Growth Trust
                                                   Overseas Trust
---------------------------------------------------------------------------------------------
Franklin Advisers, Inc.                            Emerging Small Company Trust
---------------------------------------------------------------------------------------------
John Hancock Advisers, LLC                         Strategic Income Trust
---------------------------------------------------------------------------------------------
Jennison Associates LLC                            Capital Appreciation Trust
---------------------------------------------------------------------------------------------
Legg Mason Funds Management, Inc.                  Core Equity Trust
---------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Subadviser                                           Portfolio
----------------------------------------------------------------------------------------------------------
Lord, Abbett & Co                                    Mid Cap Value Trust
                                                     All Cap Value Trust
----------------------------------------------------------------------------------------------------------
Mercury Advisors/C/                                  Large Cap Value Trust
----------------------------------------------------------------------------------------------------------
MFC Global Investment Management (U.S.A.) Limited/E/ Pacific RimTrust
                                                     Quantitative Mid Cap Trust
                                                     Quantitative All Cap Trust
                                                     Quantitative Value Trust
                                                     Emerging Growth Trust
                                                     Money Market Trust
                                                     Index Trusts
                                                     Lifestyle Trusts/A/
----------------------------------------------------------------------------------------------------------
Massachusetts Financial Services Company             Strategic Growth Trust
                                                     Strategic Value Trust
                                                     Utilities Trust
----------------------------------------------------------------------------------------------------------
Munder Capital Management                            Small Cap Opportunities Trust
----------------------------------------------------------------------------------------------------------
Pacific Investment Management Company                Global Bond Trust
                                                     Total Return Trust
                                                     Real Return Bond Trust
                                                     All Asset Portfolio
                                                     (a series of PIMCO Variable Insurance Trust)
----------------------------------------------------------------------------------------------------------
Pzena Investment Management, LLC                     Classic Value Trust
----------------------------------------------------------------------------------------------------------
Salomon Brothers Asset Management Inc                U.S. Government Securities Trust
                                                     Strategic Bond Trust
                                                     Special Value Trust
                                                     High Yield Trust
----------------------------------------------------------------------------------------------------------
SSgA Funds Management, Inc.                          International Equity Index Fund
                                                     (a series of John Hancock Variable Insurance Trust I)
----------------------------------------------------------------------------------------------------------
Sustainable Growth Advisers, L.P.                    U.S. Global Leaders Growth Trust
----------------------------------------------------------------------------------------------------------
T. Rowe Price Associates, Inc                        Science & Technology Trust
                                                     Small Company Value Trust
                                                     Health Sciences Trust
                                                     Blue Chip Growth Trust
                                                     Equity-Income Trust
----------------------------------------------------------------------------------------------------------
Templeton Global Advisors Limited                    Global Trust
----------------------------------------------------------------------------------------------------------
Templeton Investment Counsel, Inc.                   International Value Trust
                                                     International Small Cap Trust
----------------------------------------------------------------------------------------------------------
UBS Global Asset Management                          Global Allocation Trust
----------------------------------------------------------------------------------------------------------
Wellington Management Company, LLP                   Growth & Income Trust
                                                     Investment Quality Bond Trust
                                                     Mid Cap Stock Trust
                                                     Natural Resources Trust
----------------------------------------------------------------------------------------------------------
Van Kampen/B/                                        Value Trust
----------------------------------------------------------------------------------------------------------

A Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.

B Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust) using the name "Van Kampen.

C Fund Asset Management, L.P. is the sub-adviser to the Large Cap Value Trust. Fund Asset Management does business in certain instances (including its role as the sub-adviser to the Large Cap Value Trust) using the name "Mercury Advisors."

D Each of the four portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").

E MFC Global Investment Management (U.S.A.) Limited is an affiliate of John Hancock Investment Management Services, LLC ("JHIMS LLC") (formerly, Manufacturers Securities Services, LLC) and the Trust.

 GENERAL INFORMATION ABOUT JOHN HANCOCK USA, RATINGS, THE SEPARATE ACCOUNT AND
                                THE PORTFOLIOS

John Hancock USA

   We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company ("Manufacturers Life") and its subsidiaries, collectively known as Manulife Financial. The Manufacturers Life Insurance Company is one of the largest life insurance companies in North America and ranks among the 60 largest life insurers in the world as measured by assets. However, neither Manufacturers Life nor any of its affiliated companies guarantees the investment performance of the Separate Account.

Ratings

   The Manufacturers Life Insurance Company and John Hancock Life Insurance Company (U.S.A.) have received the following ratings from independent ratings agencies:

   A++ A.M. Best:

   Superior companies have a very strong ability to meet their obligations; 1st category of 16

   AA+ Fitch

   Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

   AA+ Standard & Poor's

   Very strong financial security characteristics; 2nd category of 21

   Aa2 Moody's

   Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock (U.S.A.)'s ability to honor any guarantees provided by the Policy and any applicable optional riders, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

The Separate Account

   The Separate Account was established on August 22, 1986 under Pennsylvania law (and since December 9, 1992 under Michigan law) as a separate account of The Manufacturers Life Insurance Company of America ("ManAmerica") another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, the Company (now known as John Hancock USA) became the owner of all ManAmerica's assets, including the assets of the Separate Account, and assumed all of ManAmerica's obligations including those under the Policies. The Separate Account holds assets that are segregated from all of John Hancock USA's other assets. The Separate Account is currently used only to support variable life insurance policies.

   Assets of the Separate Account. John Hancock USA is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains, or losses of John Hancock USA. John Hancock USA will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business John Hancock USA conducts. However, all obligations under the variable life insurance policies are general corporate obligations of John Hancock USA.

   Registration. The Separate Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the Commission of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of John Hancock USA.

                               ISSUING A POLICY

Requirements

   To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction.

   Policies may be issued on a basis which does not take into account the insured's sex, with prior approval from the Company. A Policy will generally be issued only on the lives of insureds from ages 0 through 90.

   Each Policy has a Policy Date, an Effective Date and an Issue Date (See "Definitions" above).

   The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are determined. The Effective Date is the date the Company becomes obligated under the Policy and when the first monthly deductions are deducted from the Policy Value. The Issue Date is the date from which Suicide and Incontestability are measured.

   If an application accepted by the Company is not accompanied by a check for the initial premium and no request to backdate the Policy has been made:

  . the Policy Date and the Effective Date will be the date the Company receives the check at its service office, and

  .   the Issue Date will be the date the Company issues the Policy.

The initial premium must be received within 60 days after the Issue Date, and the policyowner must be in good health on the date the initial premium is received. If the premium is not paid or if the application is rejected, the Policy will be canceled and any partial premiums paid will be returned to the applicant.

Minimum Initial Face Amount

   John Hancock USA will generally issue a Policy only if it has a Face Amount of at least $100,000.

Backdating a Policy

   Under limited circumstances, the Company may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a Policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated. Regardless of whether or not a policy is backdated, Net Premiums received prior to the Effective Date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market portfolio.

   As of the Effective Date, the premiums paid plus interest credited, net of the premium charge, will be allocated among the Investment Accounts and/or Fixed Account in accordance with the policy owner's instructions unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

Temporary Insurance Agreement

   In accordance with the Company's underwriting practices, temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any benefits under such temporary coverage will only be paid if the life insured meets the Company's usual and customary underwriting standards for the coverage applied for.

   The acceptance of an application is subject to the Company's underwriting rules, and the Company reserves the right to request additional information or to reject an application for any reason. Persons failing to meet standard underwriting classification may be eligible for a Policy with an additional risk rating assigned to it.

Right to Examine the Policy

   A Policy may be returned for a refund within 10 days after you received it. Some states provide a longer period of time to exercise this right. The Policy will indicate if a longer time period applies. During the "Right to Examine the Policy Period", premiums may be allocated to the Money Market Trust. After this period has expired, premiums will then be allocated among the Investment Accounts and/or Fixed Account in accordance with the policyowner's instructions.

   If the policyowner elects to cancel the Policy under this provision, the Policy can be mailed or delivered to the John Hancock USA agent who sold it, or to the Service Office. Immediately upon such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, the Company will refund to the policyholder an amount equal to either:

    (1)the amount of all premiums paid or

    (2)the difference between payments made and amounts allocated to the Separate Account and the Fixed Account; plus

     . the value of the amount allocated to the Separate Account and the Fixed Account as of the date the returned Policy is received by the Company; minus

     .   any partial withdrawals made and policy loans taken.

Whether the amount described in (1) or (2) is refunded depends on the requirements of the applicable state.

   If a policyowner requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If canceled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyowner may request a refund of all or any portion of premiums paid during the right to examine period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

   The Company reserves the right to delay the refund of any premium paid by check until the check has cleared.

   (Applicable to Residents of California Only)

   Residents in California age 60 and greater may return the Policy for a refund at any time within 30 days after receiving it. The Policy can be mailed or delivered to the Company's agent who sold it or to the Service Office. If you cancel the Policy during this 30 day period and your premiums were allocated to a Fixed Account or the Money-Market investment option, we will refund you the amount of all premiums paid. If your premiums were allocated to one or more of the Separate Account investment options (other than the Money Market portfolio), we will refund you:

  . the difference between payments made and amounts allocated to the Separate Account and the Fixed Account; plus

  . the value of the amount allocated to the Separate Account and the Fixed Account as of the date the returned Policy is received by the Company; minus

  .   any partial withdrawals made and policy loans taken.

Your premiums will be placed in either (a) the Fixed Account, (b) the Money Market investment option or (c) in one or more of the Separate Account investment options, based upon your instructions. If no instructions are given, your Premiums will be placed in the Fixed Account or the Money Market investment option.

Life Insurance Qualification

   A Policy must satisfy either one of two tests to qualify as a life insurance contract for purposes of Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). At the time of application, the policyowner must choose either the Cash Value Accumulation Test or the Guideline Premium Test. The test cannot be changed once the Policy is issued.

   Cash Value Accumulation Test. Under the Cash Value Accumulation Test ("CVAT"), the Policy Value must be less than the Net Single Premium necessary to fund future Policy benefits, assuming guaranteed charges and 4% net interest. To ensure that a Policy meets the CVAT, the Company will generally increase the death benefit, temporarily, to the required minimum amount. However, the Company reserves the right to require evidence of insurability should a premium payment cause the death benefit to increase by more than the premium payment amount. Any excess premiums will be refunded.

   Guideline Premium Test. The Guideline Premium Test restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy's death benefit must also be at least equal to the Minimum Death Benefit (described below).

   Changes to the Policy may affect the maximum amount of premiums, such as:

  .   a change in the policy's Face Amount.

  .   a change in the death benefit option.

  .   partial Withdrawals.

  .   addition or deletion of supplementary benefits.

Any of the above changes could cause the total premiums paid to exceed the new maximum limit. In this situation, the Company may refund any excess premiums paid. In addition, these changes could reduce the future premium limitations.

   The Guideline Premium Test requires a life insurance policy to meet minimum ratios of life insurance coverage to policy value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit. The Minimum Death Benefit on any date is defined as the Policy Value on that date times the applicable Minimum Death Benefit Percentage for the Attained Age of the life insured. The Minimum Death Benefit Percentages for this test appear in the Policy.

                                DEATH BENEFITS

   (Policies issued in Maryland should refer to the section of the Prospectus entitled, "Additional Information for Policies Issued in Maryland.")

   If the Policy is in force at the time of the death of the life insured, the Company will pay an insurance benefit. The amount payable will be the death benefit under the selected death benefit option, plus any amounts payable under any supplementary benefits added to the Policy, less the Policy Debt and less any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, the Company will pay interest from the date of death to the date of payment. If the life insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and the Company will pay only the Net Cash Surrender Value.

Death Benefit Options

   There are two death benefit options, described below.

   Death Benefit Option 1. Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit.

   Death Benefit Option 2. Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit.

Changing the Death Benefit Option

   The death benefit option may be changed once each Policy Year after the first Policy Year. The change will occur on the first day of the next Policy Month after a written request for a change is received at the Service Office. The Company reserves the right to limit a request for a change if the change would cause the Policy to fail to qualify as life insurance for tax purposes. The Company will not allow a change in death benefit option if it would cause the Face Amount to decrease below $100,000.

   A change in the death benefit option will result in a change in the Policy's Face Amount, in order to avoid any change in the amount of the death benefit, as follows:

   Change from Option 1 to Option 2. The new Face Amount will be equal to the Face Amount prior to the change minus the Policy Value as of the date of the change.

   Change from Option 2 to Option 1. The new Face Amount will be equal to the Face Amount prior to the change plus the Policy Value as of the date of the change.

   No new Surrender Charges will apply to an increase in Face Amount solely due to a change in the death benefit option.

Changing the Face Amount

   Subject to the limitations stated in this prospectus, a policyowner may, upon written request, increase or decrease the Face Amount of the Policy. The Company reserves the right to limit a change in Face Amount so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

  Increase in Face Amount

   Increases in Face Amount may be made once each Policy Year after the first Policy Year. Any increase in Face Amount must be at least $50,000. An increase will become effective at the beginning of the policy month following the date John Hancock USA approves the requested increase. Increases in Face Amount are subject to satisfactory evidence of insurability. The Company reserves the right to refuse a requested increase if the life insured's Attained Age at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

  New Surrender Charges for an Increase

   An increase in face amount will usually result in the Policy being subject to new surrender charges. The new surrender charges will be computed as if a new Policy were being purchased for the increase in Face Amount. The premiums attributable to the new Face Amount will not exceed the surrender charge premium limit associated with that increase. There will be no new surrender charges associated with restoration of a prior decrease in Face Amount. As with the purchase of a Policy, a policyowner will have a free look right with respect to any increase resulting in new surrender charges.

   An additional premium may be required for a face amount increase, and a new No-Lapse Guarantee Premium will be determined, if the No-Lapse Guarantee is in effect at the time of the face amount increase.

  Increase with Prior Decreases

   If, at the time of the increase, there have been prior decreases in Face Amount, these prior decreases will be restored first. The insurance coverage eliminated by the decrease of the oldest Face Amount will be deemed to be restored first.

  Changing Both the Face Amount and the Death Benefit Option

   If a policyowner requests to change both the Face Amount and the Death Benefit Option in the same month, the Death Benefit Option change shall be deemed to occur first.

  Decrease in Face Amount

   Decreases in Face Amount may be made once each Policy Year after the first Policy Year. Any decrease in Face Amount must be at least $50,000. A written request from a policyowner for a decrease in the Face Amount will be effective at the beginning of the Policy Month following the date John Hancock USA approves the requested decrease. If there have been previous increases in Face Amount, the decrease will be applied to the most recent increase first and thereafter to the next most recent increases successively. Under no circumstances should the sum of all decreases cause the policy to fall below the minimum Face Amount of $100,000. A decrease in Face Amount will be subject to surrender charges. See "Charges and Deductions -- Surrender Charges."

  Factors that Affect the Death Benefit

   In the case of Death Benefit Option 2 where the death benefit is the Face Amount plus the Policy Value, changes in the Policy Value will affect the amount of death benefit. Factors that affect the Policy Value are the investment performance of the variable investment options chosen and the charges deducted. For a discussion of how these factors affect Policy Value see the "Risk/Benefit Summary." These factors do not affect the Face Amount of the Policy. Therefore, the amount of death benefit under Option 1 will not be less than the Face Amount as long as the Policy does not lapse.

                               PREMIUM PAYMENTS

Initial Premiums

   No premiums will be accepted prior to receipt of a completed application by the Company. All premiums received prior to the Effective Date of the Policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust.

   The minimum initial premium is one-twelfth of the No-Lapse Guarantee Premium (which is set forth in the Table of Values in your policy).

   On the later of the Effective Date or the date a premium is received, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with the policyowner's instructions; unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

Subsequent Premiums

   After the payment of the initial premium, premiums may be paid at any time and in any amount until the life insured's Attained Age 100, subject to the limitations on premium amount described below.

   A Policy will be issued with a planned premium, which is based on the amount of premium the policyowner wishes to pay. John Hancock USA will send notices to the policyowner setting forth the planned premium at the payment interval selected by the policyowner. However, the policyowner is under no obligation to make the indicated payment.

   The Company may refuse any premium payment that would cause the Policy to fail to qualify as life insurance under the Code. The Company also reserves the right to request evidence of insurability if a premium payment would result in an increase in the Death Benefit that is greater than the increase in Policy Value.

   Payment of premiums will not guarantee that the Policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the Policy to lapse. However, in states where permitted, the Policy does have a No-Lapse Guarantee (as well as an Optional Extended No-Lapse Guarantee) which would prevent the Policy from lapsing during the guarantee period, provided certain criteria, as described under "No Lapse Guarantee" are satisfied.

   All Net Premiums received on or after the Effective Date will be allocated among Investment Accounts or the Fixed Account as of the Business Day the premiums were received at the Service Office; unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period. Monthly deductions are due on the Policy Date and at the beginning of each Policy Month thereafter. However, if due prior to the Effective Date, they will be taken on the Effective Date instead of the dates they were due.

Maximum Premium Limitation

   If the Policy is issued under the Guideline Premium Test, in no event may the total of all premiums paid exceed the then current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance.

   If at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, the Company will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the then current maximum premium limitation.

Premium Allocation

   Premiums may be allocated to the Fixed Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Fixed Account are made as a percentage of the premium. The percentage allocation to any account may be any number between zero and 100, provided the total allocation equals 100. A policyowner may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to the Company is received at the Service Office.

                            CHARGES AND DEDUCTIONS

Premium Charge

   During the first 5 Policy Years, John Hancock USA deducts a premium charge from each premium payment, equal to 10.0% of the premium. Thereafter, the premium charge is equal to 2.0% of the premium (on a non-guaranteed basis in the state of New Jersey). The premium charge is paid to the Company and is designed to cover a portion of the Company's acquisition and sales expenses and premium and federal DAC taxes. Premium taxes vary from state to state, ranging from 0% to 3.5%.

Surrender Charges

   The Company will deduct a Surrender Charge if during the first 10 years following the Policy Date, or the effective date of a Face Amount increase:

  .   the Policy is surrendered for its Net Cash Surrender Value,

  .   a partial withdrawal is made,

  .   there is a decrease in Face Amount, or

  .   the Policy lapses.

Unless otherwise allowed by the Company and specified by the policyowner, the surrender charge is deducted from the amount to be paid to the policyowner upon surrender or lapse of the Policy or if a partial withdrawal is made.

   The surrender charge, together with a portion of the premium charge, is paid to the Company and is designed to compensate the Company for some of the expenses it incurs in selling and distributing the Policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature.

   Surrender Charge Calculation. The Surrender Charge is determined by the following formula (the calculation is also described in words below):

 Surrender Charge = (Surrender Charge Rate) X (Face Amount associated with the
                Surrender Charge / 1000) X (Grading Percentage)

Definitions of the Formula Factors Above.

   Face Amount of the Policy Associated with the Surrender Charge: equals the Face Amount for which the Surrender Charge is being applied. The Face Amount may be increased or decreased as described under "Changing the Face Amount" above.

   Surrender Charge Rate: (the calculation is also described in words below)

       Surrender Charge Rate = (X) + (80%) X (Surrender Charge Premium)

   Where "X" is equal to:

--------------------------------------------------------------------------------------------
                             Table for Rate per $1,000 of Face:
--------------------------------------------------------------------------------------------
Age at Issue  Rate per $1,000  Age at Issue  Rate per $1,000  Age at Issue  Rate per $1,000
or Increase  of Face Value ($) or Increase  of Face Value ($) or Increase  of Face Value ($)
--------------------------------------------------------------------------------------------
     0             2.00             12            3.50            24             6.50
--------------------------------------------------------------------------------------------
     1             2.13             13            3.63            25             7.00
--------------------------------------------------------------------------------------------
     2             2.25             14            3.75            26             7.20
--------------------------------------------------------------------------------------------
     3             2.38             15            3.88            27             7.40
--------------------------------------------------------------------------------------------
     4             2.50             16            4.00            28             7.60
--------------------------------------------------------------------------------------------
     5             2.63             17            4.13            29             7.80
--------------------------------------------------------------------------------------------
     6             2.75             18            4.25            30             8.00
--------------------------------------------------------------------------------------------
     7             2.88             19            4.38            31             8.04
--------------------------------------------------------------------------------------------
     8             3.00             20            4.50            32             8.08
--------------------------------------------------------------------------------------------
     9             3.13             21            5.00            33             8.12
--------------------------------------------------------------------------------------------
     10            3.25             22            5.50            34             8.16
--------------------------------------------------------------------------------------------
     11            3.38             23            6.00        35 and over        8.20
--------------------------------------------------------------------------------------------

   The Surrender Charge Premium is the lesser of:

  . the premiums paid during the first Policy Year per $1,000 of Face Amount at issue or following a Face Amount increase, and

  . the Surrender Charge Premium Limit specified in the Policy per $1,000 of Face Amount.

Grading Percentage: The grading percentages during the Surrender Charge Period and set forth in the table below apply to the initial Face Amount and to all subsequent Face Amount increases.

   The grading percentage is based on the Policy Year in which the transaction causing the assessment of the charge occurs as set forth in the table below:

      -------------------------------------------------------------------
                       Surrender Charge                  Surrender Charge
      Surrender Charge     Grading      Surrender Charge     Grading
           Period         Percentage         Period         Percentage
      -------------------------------------------------------------------
             1               100%              7                40%
      -------------------------------------------------------------------
             2........       90%               8                30%
      -------------------------------------------------------------------
             3               80%               9                20%
      -------------------------------------------------------------------
             4........       70%               10               10%
      -------------------------------------------------------------------
             5               60%               11               0%
      -------------------------------------------------------------------
             6........       50%
      -------------------------------------------------------------------

   Within a Policy Year, grading percentages will be interpolated on a monthly basis. For example, if the policyowner surrenders the Policy during the fourth month of Policy Year 4, the grading percentage will be 67.5%.

Formulas Described in Words.

   Surrender Charge: The Surrender Charge is determined by multiplying the Surrender Charge Rate by the Face Amount associated with the Surrender Charge divided by 1000. The amount obtained is then multiplied by the Grading Percentage, a percent which starts at 100% and grades down each policy year to zero over a period not to exceed 10 years.

   Surrender Charge Rate: The Surrender Charge Rate is equal to the sum of (a) plus (b) where (a) equals "X" (see Table above) and (b) equals 80% times the Surrender Charge Premium.

Illustration of Maximum Surrender Charge Calculation.

  Assumptions.

  .   45 year old male (standard risks and nonsmoker status)

  .   Policy issued 7 years ago

  . $7,785 in premiums have been paid annually on the Policy over the 7 year period

  .   Surrender Charge Premium for the Policy is $14.07

  . Face Amount of the Policy at issue is $500,000 and no increases have occurred

  .   Policy is surrendered during the first month of the seventh policy year.

Maximum Surrender Charge. The maximum Surrender Charge to be assessed would be $3,891 determined as follows:

  . First, the Surrender Charge Rate is determined by applying the Surrender Charge Rate formula as set forth below.

      Surrender Charge Rate = (8.2) + (80 %) X (Surrender Charge Premium)

                      $19.46 = (8.20) + (80 %) X (14.07)

   The Surrender Charge Rate is equal to $19.78

  . Second, the Surrender Charge Rate is entered into the Surrender Charge formula and the Surrender Charge is determined as set forth below.

    Surrender Charge = (Surrender Charge Rate) X (Face Amount of the Policy associated with the Surrender Charge / 1000) X (Grading Percentage)

                $3,891 = (19.46) X ($500,000 / 1,000) X (40 %)

   The maximum Surrender Charge is equal to $3,891.

   Depending upon the Face Amount of the Policy, the age of the insured at issue, premiums paid under the Policy and the performance of the underlying investment options, the Policy may have no Cash Surrender Value and therefore, the policyowner may receive no surrender proceeds upon surrendering the Policy.

   Surrender Charges on a Partial Withdrawal. A partial withdrawal will result in the assessment of a portion of the Surrender Charges to which the Policy is subject. The portion of the Surrender Charges assessed will be based on the ratio of the amount of the withdrawal to the Net Cash Surrender Value of the Policy as at the date of the withdrawal. The Surrender Charges will be deducted from the Policy Value at the time of the partial withdrawal on a pro-rata basis from each of the Investment Accounts and the Fixed Account. If the amount in the accounts is not sufficient to pay the Surrender Charges assessed, then the amount of the withdrawal will be reduced.

   Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal, the Policy's remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately before the partial withdrawal.

   Surrender Charge on Decrease in Face Amount. If the Face Amount of insurance is decreased, a pro-rata Surrender Charge will be deducted from the Policy Value. A decrease in Face Amount caused by a change from Death Benefit Option 1 to Option 2 will not incur a pro-rata Surrender Charge.

   Each time a pro-rata Surrender Charge is deducted for a Face Amount decrease, the remaining Surrender Charge will be reduced in the same proportion that the Surrender Charge deducted bears to the total Surrender Charge immediately before the Face Amount decrease.

Monthly Charges

   On the Policy Date and at the beginning of each Policy Month, a deduction is due from the Net Policy Value to cover certain charges in connection with the Policy until the Policy Anniversary when the life insured reaches Attained Age 100, unless certain riders are in effect in which case such charges may continue. If there is a Policy Debt under the Policy, loan interest and principal will continue to be payable at the beginning of each Policy Month. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. These charges consist of:

  .   an administration charge;

  .   a charge for the cost of insurance;

  .   a mortality and expense risks charge;

  . if applicable, a charge for any supplementary benefits added to the Policy.

Unless otherwise allowed by the Company and specified by the policyowner, the Monthly Deductions will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy value in each bears to the Net Policy Value.

   Administration Charge. This charge will be equal to $15 per Policy Month per Policy Year. The charge is paid to the Company and is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under the Policy.

   Cost of Insurance Charge. The monthly charge for the cost of insurance is paid to the Company and is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each Policy Month. The cost of insurance rate and the net amount at risk are determined separately for the initial Face Amount and for each increase in Face Amount. In determining the net amount at risk, if there have been increases in the Face Amount, the Policy Value shall first be considered a part of the initial Face Amount. If the Policy Value exceeds the initial Face Amount, it shall then be considered a part of the additional increases in Face Amount resulting from the increases, in the order the increases occurred.

   Death Benefit Option 1. The net amount at risk is equal to the greater of zero, or the result of (a) minus (b) where:

    (a)is the death benefit as of the first day of the Policy Month, divided by 1.0032737; and

    (b)is the Policy Value as of the first day of the Policy Month after the deduction of monthly cost of insurance.

   Death Benefit Option 2. The net amount at risk is equal to the Face Amount of insurance.

   Since the net amount of risk for Death Benefit Option 1 is based on a formula that includes as factors the death benefit and the Policy Value, the net amount at risk is affected by the investment performance of the underlying investment options chosen, payment of premiums and charges assessed.

   The rates for the cost of insurance are based upon the issue age, duration of coverage, sex, and Risk Classification of the life insured.

   Cost of insurance rates will generally increase with the age of the life insured. The first year cost of insurance rate is guaranteed.

   The cost of insurance rates reflect the Company's expectations as to future mortality experience. The rates may be re-determined from time to time on a basis which does not unfairly discriminate within the class of life insured. In no event will the cost of insurance rates exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the Life Insured. After the first Policy Year, the cost of insurance will generally increase on each Policy Anniversary. The guaranteed rates are based on the 1980 Commissioners Smoker Distinct Mortality tables. Current cost of insurance rates may be less than the guaranteed rates.

   Mortality and Expense Risks Charge. A monthly charge is assessed against the Policy Value equal to a percentage of the Policy Value. This charge is paid to the Company and is designed to compensate the Company for the mortality and expense risks it assumes under the Policy. The mortality risk assumed is that the Life Insured may live for a shorter period of time than the Company estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policy will be greater than the Company estimated. The Company will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

   The charge varies by Policy Year as follows:

----------------------------------------------------------------------------------
                        Guaranteed                          Equivalent
            Monthly Mortality and Expense Risks Annual Mortality and Expense Risks
Policy Year               Charge                              Charge
----------------------------------------------------------------------------------
   1-15                   0.1000%                             1.20%
----------------------------------------------------------------------------------
   16+                    0.0250%                             0.30%
----------------------------------------------------------------------------------

   Charges for Supplementary Benefits. If the Policy includes Supplementary Benefits, a charge may apply to such Supplementary Benefits.

Charges for Transfers

   A charge of $25 will be imposed on each transfer in excess of twelve in a Policy Year. The charge is paid to the Company and will be deducted from the Investment Account or the Fixed Account to which the transfer is being made. All transfer requests received by the Company on the same Business Day are treated as a single transfer request.

   Transfers under the Dollar Cost Averaging and Asset Allocation Balancer programs do not count against the number of free transfers permitted per Policy Year.

Investment Management Fees and Expenses

   The investment management fees and expenses of the Portfolios, the underlying variable investment options for the Policy, are set forth in the prospectus for the Portfolios.

Reduction in Charges

   The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. John Hancock USA reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which John Hancock USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. John Hancock USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

                       SPECIAL PROVISIONS FOR EXCHANGES

   The Company will permit owners of certain fixed life insurance contracts issued by the Company to exchange their contracts for the Policies described in this prospectus (and likewise, owners of Policies described in this prospectus may also exchange their Policies for certain fixed life insurance contracts issued by the Company). Policyowners considering an exchange should consult their tax advisor as to the tax consequences of an exchange.

                          COMPANY TAX CONSIDERATIONS

   At the present time, the Company makes no special charge to the Separate Account for any federal, state, or local taxes that the Company incurs that may be attributable to the Separate Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

                                 POLICY VALUE

Determination of the Policy Value

   A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

   The Policy Value is affected by the investment performance of the Investment Account chosen and the rate of interest credited if amounts are allocated to the Fixed Account. The Policy Value is also affected by the charges deducted. For a discussion of how these factors affect Policy Value see the "Risk/Return Summary."

   Investment Accounts. An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

   Fixed Account. Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by John Hancock USA. For a detailed description of the Fixed Account, see "The General Account -- Fixed Account".

   Loan Account. Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate which is equal to the amount charged on the outstanding Policy Debt less the Loan Spread. For a detailed description of the Loan Account, see "Policy Loans -- Loan Account".

Units and Unit Values

   Crediting and Canceling Units. Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are canceled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or canceled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

   A Business Day is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled day-time trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.

   Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business
Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

   Unit Values. The value of a unit of each sub-account was initially fixed at $10.00 and $12.50 depending on the sub-account. For each subsequent Business Day the unit value for that sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for the sub-account on such subsequent Business Day.

   The net investment factor for a sub-account on any Business Day is equal to
(a) divided by (b) where:

    (a)is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day; and

    (b)is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day.

The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

Transfers of Policy Value

   Subject to the restrictions set forth below, a policyowner may transfer Policy Value from one sub-account to another or to the Fixed Account. Transfers involving the Fixed Account are subject to certain limitations noted below under "Transfers Involving Fixed Accounts." Transfer requests must be in writing in a format satisfactory to the Company, or by telephone if a currently valid telephone transfer authorization form is on file.

   Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose a portfolio to increased portfolio transaction costs (affecting the value of the shares), disruption to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio's investments in accordance with the portfolio's investment objective and policies) and dilution with respect to interests held for long-term investment.



   To discourage disruptive frequent trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone and facsimile transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain investment options. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.



   While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.



   The Company's current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraph). For purposes of this restriction, all transfers made during the period from the opening of a business day (usually 9:00 a.m. Eastern Time) to the close of that business day (usually 4:00 p.m. Eastern Time) are considered one transfer. The policyowner may, however, transfer to the Money Market investment option even if the two transfer per month limit has been reached, but only if 100% of the value in all variable investment options is transferred to the Money Market investment option. If such a transfer to the Money Market investment option is made, then, for the 30 calendar day period after such transfer, no transfers from the Money Market investment option to any other variable investment options or to the Fixed Account may be made. If a Policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policyowners subject to the restrictions.



   Policies may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policyowner under these circumstances to rebalance the investment options in its policies within the following limits:
(i) during the 10 calendar day period after any account values are transferred from one variable investment option into a second variable investment option, the values can only be transferred out of the second investment option if they are transferred into the Money Market investment option; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market investment option may not be transferred out of the Money Market investment option into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policyowners subject to the restrictions.





   The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfers may also be delayed when any of the events described in "Payment of Proceeds" occurs. Transfer privileges are also subject to any restrictions that may be imposed by the Portfolios. In addition, the Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of a Portfolio.

   While the Policy is in force, the policyowner may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:

  .   within eighteen months after the Issue Date; or

  . within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts or

  . within 60 days of the date of notification of such change, whichever is later.

Such transfers will not count against the twelve transfers that may be made free of charge in any Policy Year.

   Transfers Involving Fixed Account. The maximum amount that may be transferred from the Fixed Account in any one Policy Year is the greater of $2,000 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

   Telephone Transfers. Although failure to follow reasonable procedures may result in the Company being liable for any losses resulting from unauthorized or fraudulent telephone transfers, John Hancock USA will not be liable for following instructions communicated by telephone that the Company reasonably believes to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

   Dollar Cost Averaging. The Company will offer policyowners a Dollar Cost Averaging ("DCA") program. Under the DCA program, the policyowner will designate an amount which will be transferred monthly from one Investment Account into any other Investment Account(s) or the Fixed Account. Currently, no charge will be made for this program, although the Company reserves the right to institute a charge on 90 days' written notice to the policyholder. If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and the policyowner will be so notified.

   The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

   Asset Allocation Balancer Transfers. Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. At six-month intervals beginning six months after the Policy Date, the Company will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. A change to the policyowner premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the policyowner either instructs John Hancock USA otherwise or has elected the Dollar Cost Averaging program. Currently, there is no charge for this program; however, the Company reserves the right to institute a charge on 90 days written notice to the policyowner.

   The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

                                 POLICY LOANS

   While this Policy is in force and has an available loan value, a policyowner may borrow against the Policy Value of the Policy. The Policy serves as the only security for the loan. Policy loans may have tax consequences, see "Tax Treatment of Policy Benefits -- Interest on Policy Loans After Year 10" and "Tax Treatment of Policy Benefits -- Policy Loan Interest."

   Maximum Loanable Amount The Maximum Loanable Amount is 90% of the Policy's Net Cash Surrender Value. (In the state of Florida, the available loan value on any date is the Net Cash Surrender Value, less estimated interest and Future Monthly Deductions, due to the next anniversary.)

Effect of Policy Loans

   A policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios or increasing in value at the rate of interest credited for amounts allocated to the Fixed Account. A policy loan may cause a Policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See "Lapse and Reinstatement." In addition, a policy loan may result in a Policy's failing to satisfy the No-Lapse Guarantee Cumulative Premium Test since the Policy Debt is subtracted from the sum of the premiums paid in determining whether this test is satisfied. Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

Interest Charged on Policy Loans

   Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. During the first 10 Policy Years, the rate of interest charged will be an effective annual rate of 5.25%. Thereafter, the rate of interest charged will be an effective annual rate of 4%, subject to the Company's reservation of the right to increase the rate as described under the heading "Tax Treatment of Policy Benefits -- Interest on Policy Loans After Year 10." If the interest due on a Policy Anniversary is not paid by the policyowner, the interest will be borrowed against the Policy.

   Interest on the Policy Debt will continue to accrue daily if there is an outstanding loan when monthly deductions and premium payments cease when the life insured reaches age 100. The Policy will go into default at any time the Policy Debt exceeds the Cash Surrender Value. At least 61 days prior to termination, the Company will send the policyowner a notice of the pending termination. Payment of interest on the Policy Debt during the 61 day grace period will bring the policy out of default.

Loan Account

   When a loan is made, an amount equal to the loan principal, plus interest to the next Policy Anniversary, will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. Amounts transferred into the Loan Account cover the loan principal plus loan interest due to the next Policy Anniversary. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

   Interest Credited to the Loan Account. Interest will be credited to amounts in the Loan Account at an effective annual rate of at least 4.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less the Loan Interest Credited Differential, which is currently 1.25% during the first ten policy years and 0% thereafter, and is guaranteed not to exceed 1.25%. (The Loan Interest Credited Differential is the difference between the rate of interest charged on a policy loan and the rate of interest credited to amounts in the Loan Account.) The Company may change the Current Loan Interest Credited Differential as of 90 days after sending you written notice of such change.

   For a Policy that is not a Modified Endowment Contract ("MEC"), the tax consequences associated with a loan interest credited differential of 0% are unclear. A tax advisor should be consulted before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under federal tax law as a result of the differential between the credited interest rate and the loan interest rate, we retain the right to increase the loan interest rate to an amount that would result in the transaction being treated as a loan under federal tax law.

   Loan Account Adjustments. On the first day of each Policy Anniversary the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. Amounts transferred to the Loan Account will be taken from the Investment Accounts and the Fixed Account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value.

   Loan Repayments. Policy Debt may be repaid in whole or in part at any time prior to the death of the life insured, provided that the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts. Loan repayments will be allocated first to the Fixed Account until the associated Loan Sub-Account is reduced to zero and then to each Investment Account in the same proportion as the value in the corresponding Loan Sub-Account bears to the value of the Loan Account.

   Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums. Where permitted by applicable state law, when a portion of the Loan Account amount is allocated to the Fixed Account, the Company may require that any amounts paid to it be applied to outstanding loan balances.

                   POLICY SURRENDER AND PARTIAL WITHDRAWALS

Policy Surrender

   A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the Policy Debt. If there have been any prior Face Amount increases, the Surrender Charge will be the sum of the Surrender Charge for the Initial Face Amount plus the Surrender Charge for each increase. The Net Cash Surrender Value will be determined as of the end of the Business Day on which John Hancock USA receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

Partial Withdrawals

   A policyowner may make a partial withdrawal of the Net Cash Surrender Value once each Policy Month after the first Policy Anniversary. The policyowner may specify the portion of the withdrawal to be taken from each Investment Account and the Fixed Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on Surrender Charges on a Partial Withdrawal see "Charges and Deductions -- Surrender Charges."

   Withdrawals will be limited if they would otherwise cause the Face Amount to fall below $100,000.

   Reduction in Face Amount due to a Partial Withdrawal. If Death Benefit Option 1 is in effect when a partial withdrawal is made and the death benefit equals the Face Amount, the Face Amount of the Policy will be reduced by the amount of the withdrawal plus any applicable Surrender Charge. Otherwise, if the death benefit is the Minimum Death Benefit as described under "Death Benefit -- Minimum Death Benefit," the Face Amount will be reduced by the amount, if any, by which the withdrawal plus the pro-rata Surrender Charge exceeds the difference between the death benefit and the Face Amount.

   If Death Benefit Option 2 is in effect, partial withdrawals do not affect the Face Amount of a Policy.

   When the Face Amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in Face Amount, i.e., against the Face Amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial Face Amount.

                            LAPSE AND REINSTATEMENT

Lapse

   Unless the No-Lapse Guarantee is in effect, a Policy will go into default if at the beginning of any Policy Month the Policy's Net Cash Surrender Value would be zero or below after deducting the monthly deduction then due. Therefore, a Policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy -- Tax Treatment of Policy Benefits -- Surrender or Lapse." The Company will notify the policyowner of the default and will allow a 61 day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium charge. If the required payment is not received by the end of the grace period, the Policy will terminate with no value.

No-Lapse Guarantee

   In those states where it is permitted, as long as the No-Lapse Guarantee Cumulative Premium Test is satisfied during the No-Lapse Guarantee Period, as described below, the Company will guarantee that the Policy will not go into default, even if adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to fall to zero or below during such period.

   The Monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium.

   The No-Lapse Guarantee Premium is set at issue and reflects any Additional Rating and Supplementary Benefits, if applicable. It is subject to change if
(i) the Face Amount of the Policy is changed, (ii) there is a Death Benefit Option change, (iii) there is a decrease in the Face Amount of insurance due to a partial withdrawal, (iv) there is any change in the supplementary benefits added to the Policy or in the risk classification of the life insured or (v) a temporary Additional Rating is added (due to a Face Amount increase), or terminated.

   The No-Lapse Guarantee Period is described under "Definitions."

   While the No-Lapse Guarantee is in effect, the Company will determine at the beginning of the Policy Month that your policy would otherwise be in default, whether the No-Lapse Guarantee Cumulative Premium Test, described below, has been met. If the test has not been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification to the policyowner, will be equal to the lesser of:

  . the outstanding premium requirement to satisfy the No-Lapse Guarantee Cumulative Premium Test at the date of default, plus the Monthly No-Lapse Guarantee Premium due for the next two Policy Months, or

  . the amount necessary to bring the Net Cash Surrender Value to zero plus the monthly deductions due, plus the next two monthly deductions plus the applicable premium charge.

If the required payment is not received by the end of the grace period, the No-Lapse Guarantee and the Policy will terminate.

   No-Lapse Guarantee Cumulative Premium Test. The No-Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the Policy Month that your Policy would otherwise be in default, the sum of all premiums paid to date less any gross withdrawals taken on or before the date of the test and less any Policy Debt is equal to or exceeds the sum of the Monthly No-Lapse Guarantee Premiums due from the Policy Date to the date of the test.

   Optional Extended No-Lapse Guarantee. In states where approved, an optional rider may be added to the Policy that extends the No-Lapse Guarantee Period to the earlier of: (a) termination of the Policy or the rider, (b) subject to any applicable state limitations, the number of years selected by the Policyowner and (c) age 100 of the life insureds. (The rider may be terminated at any time but cannot be reinstated once terminated.) In order for the Extended No-Lapse Guarantee to be applicable a Cumulative Premium Test must be satisfied. This test is described in the rider. The cost of the rider varies by issue age and Face Amount and a change in the Face Amount of the Policy may affect the cost of the rider. Neither the No-Lapse Guarantee nor the Extended No-Lapse Guarantee apply to the Term Rider.

   Death During Grace Period. If the life insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit will be reduced by any outstanding Monthly Deductions due at the time of death.

Reinstatement

   A policyowner can reinstate a Policy which has terminated after going into default at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

  .   The life insured's risk classification is standard or preferred, and

  .   The life insured's Attained Age is less than 46.

   A policyowner can, by making a written request, reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

  . Evidence of the life insured's insurability, satisfactory to the Company is provided to the Company;

  . A premium equal to the amount that was required to bring the Policy out of default immediately prior to termination, plus the amount needed to keep the Policy in force to the next scheduled date for payment of the Planned Premium must be paid to the Company.

If the reinstatement is approved, the date of reinstatement will be the later of the date the Company approves the policyowner's request or the date the required payment is received at the Company's Service Office. In addition, any surrender charges will be reinstated to the amount they were at the date of default. The Policy Value on the date of reinstatement, prior to the crediting of any Net Premium paid on the reinstatement, will be equal to the Policy Value on the date the Policy terminated. Any Policy Debt not paid upon termination of a Policy will be reinstated if the Policy is reinstated.

                              THE GENERAL ACCOUNT

   The general account of John Hancock USA consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, John Hancock USA has sole discretion over the investment of the assets of the general account.

   By virtue of exclusionary provisions, interests in the general account of John Hancock USA have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Fixed Account

   A policyowner may elect to allocate net premiums to the Fixed Account or to transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. John Hancock USA will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in its general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

   Policy Value in the Fixed Account. The Policy Value in the Fixed Account is equal to:

  .   the portion of the net premiums allocated to it; plus

  .   any amounts transferred to it; plus

  .   interest credited to it; less

  .   any charges deducted from it; less

  .   any partial withdrawals from it; less

  .   any amounts transferred from it.

Interest on the Fixed Account. An allocation of Policy Value to the Fixed Account does not entitle the policyowner to share in the investment experience of the general account. Instead, John Hancock USA guarantees that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if a policyowner pays the planned premiums, allocates all net premiums only to the general account and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the Policy will be determinable and guaranteed.

                        OTHER PROVISIONS OF THE POLICY

   (Policies issued in Maryland should refer to the section of the Prospectus entitled, "Additional Information for Policies Issued in Maryland.")

Return of Premium Death Benefit Rider

   The Policy may be issued with an optional Return of Premium Death Benefit rider if death benefit Option 1 is elected. This rider provides an additional death benefit payable upon the death of the life insured after the Company receives due proof of death. The Return of Premium Death Benefit is calculated as flows:

   The Return of Premium Rider death benefit is equal to initial premium. Any subsequent premiums will increase the rider death benefit at the time of the premium payment by the amount of the premium. Any partial withdrawal will reduce the death benefit at the time of withdrawal by an amount equal to the withdrawal plus any applicable Surrender Charge (except that the rider death benefit will not be reduce to less than zero).

   Cessation of Increases. Increases in the Return of Premium Death Benefit coverage will cease at the earlier of:

  . the Policy Anniversary coincident with or next following the date we receive your written request for cessation of any further increases;

  . the beginning of the Policy Month coincident with or next following the date we approve your written request for a change to Death Benefit Option 2; or

  . the date as of which Monthly Deductions cease and no further premiums may be paid in determining the amount of the Return of Premium death benefit coverage.

Decreases in Coverage. The Return of Premium Death Benefit may be decreased if requested by the policyowner. The decrease will take effect at the beginning of the Policy Month on or next following the date Company approves the request. The Return of Premium Rider Death Benefit coverage will be reduced by the amount of the requested decreased. Decreases in the death benefit are not subject to pro-rata Surrender Charges.

   Partial Withdrawals. If the Policyowner makes a written request for a partial withdrawal of net cash surrender value while this rider is in force, the Company will process the withdrawal so that it first reduces the amount of the Return of Premium Death Benefit coverage. Any withdrawals will be subject to a pro-rata surrender charge as described under "Charges and Deductions -- Surrender Charges." In addition, the Face Amount will be reduced by the amount by which the withdrawal plus the Surrender Charge exceeds the amount of the Return of Premium Rider Death Benefit.

   No Lapse Guarantee. The No Lapse Guarantee provisions of the Policy apply to the Return of Premium Rider Death Benefit for the first two Policy Years only.

Policyowner Rights

   Unless otherwise restricted by a separate agreement, the policyowner may, until the life insured's death:

  .   Vary the premiums paid under the Policy.

  .   Change the death benefit option.

  .   Change the premium allocation for future premiums.

  .   Take loans and/or partial withdrawals.

  .   Surrender the contract.

  .   Transfer ownership to a new owner.

  . Name a contingent owner that will automatically become owner if the policyowner dies before the insured.

  .   Change or revoke a contingent owner.

  .   Change or revoke a beneficiary.

Assignment of Rights. John Hancock USA will not be bound by an assignment until it receives a copy of the assignment at its Service Office. John Hancock USA assumes no responsibility for the validity or effects of any assignment.

Beneficiary

   One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, the beneficiary may be changed by the policyowner during the life insured's lifetime by giving written notice to John Hancock USA in a form satisfactory to the Company. The change will take effect as of the date such notice is signed. If the life insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if the policyowner is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, the Company will pay the insurance benefit as if the beneficiary had died before the life insured.

Incontestability

   John Hancock USA will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the Issue Date. It will not contest the validity of an increase in Face Amount, after such increase or addition has been in force during the lifetime of the life insured for two years. If a Policy has been reinstated and been in force during the lifetime of the life insured for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

Misstatement of Age or Sex

   If the stated age or sex, or both, of the life insured in the Policy are incorrect, John Hancock USA will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

Suicide Exclusion

   If the life insured dies by suicide within two years after the Issue Date (or within the maximum period permitted by the state in which the Policy was delivered, if less than two years), the Policy will terminate and the Company will pay only the premiums paid less any partial Net Cash Surrender Value withdrawal and less any Policy Debt.

   If the life insured dies by suicide within two years after the effective date of an increase in Face Amount, the Company will credit the amount of any Monthly Deductions taken for the increase and reduce the Face Amount to what it was prior to the increase. If the insured's death is by suicide, the Death Benefit for that increase will be limited to the Monthly Deductions taken for the increase.

   The Company reserves the right to obtain evidence of the manner and cause of death of the life insured.

Supplementary Benefits

   Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including those providing, term insurance for an additional insured, providing accidental death coverage, waiving monthly deductions upon disability, accelerating benefits in the event of a terminal illness, and, in the case of corporate-owned policies, permitting a change of the life insured (a taxable event). More detailed information concerning these supplementary benefits may be obtained from an authorized agent of the Company. The cost, if any, for supplementary benefits will be deducted as part of the monthly deduction.

Tax Treatment of the Policy

   The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present federal income tax laws nor of the current interpretations by the IRS. John Hancock USA does not make any guarantee regarding the tax status of any policy or any transaction regarding the policy.

   The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on the tax consequences, is contemplated, a qualified tax advisor should be consulted for advice on the tax attributes of the particular arrangement.

   The Company is taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, the Company's operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, the Company is not taxed on the investment income and capital gains of the Separate Account, but the Company may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Portfolios. The Company's use of these tax credits and deductions will not adversely affect or benefit the Separate Account. The Company does not anticipate that it will be taxed on the income and gains of the Separate Account in the future, but if the Company is, it may impose a corresponding charge against the Separate Account.

Life Insurance Qualification

   There are several requirements that must be met for a Policy to be considered a Life Insurance Contract under the Code, and thereby to enjoy the tax benefits of such a contract:

  . The Policy must satisfy the definition of life insurance under Section 7702 of the Code.

  . The investments of the Separate Account must be "adequately diversified" in accordance with Section 817(h) of the Code and Treasury Regulations.

  . The Policy must be a valid life insurance contract under applicable state law.

  . The Policyowner must not possess "incidents of ownership" in the assets of the Separate Account.

These four items are discussed in detail below.

   Definition of Life Insurance. Section 7702 of the Code sets forth a definition of a life insurance contract for federal tax purposes. For a Policy to be a life insurance contract, it must satisfy either the Cash Value Accumulation Test or the Guideline Premium and the Cash Value Corridor Tests. By limiting cash value at any time to the net single premium that would be required in order to fund future benefits under the Policy, the Cash Value Accumulation Test in effect requires a minimum death benefit for a given Policy Value. The Guideline Premium Test also requires a minimum death benefit, but in addition limits the total premiums that can be paid into a Policy for a given amount of death benefit.

   With respect to a Policy that is issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5,
1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

   With respect to a Policy that is issued on a substandard basis (i.e., a rate class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

   The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of
Section 7702, such a Policy would not provide the tax advantages normally provided by a life insurance policy.

   If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

   Diversification. Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how each Portfolio's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.

   State Law. A policy must qualify as a valid life insurance contract under applicable state laws. State regulations require that the policyowner have appropriate insurable interest in the life insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for federal tax purposes.

   Investor Control. In certain circumstances, owners of variable life insurance policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their Policies.

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

In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

   The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Policy has many more portfolios to which policyowners may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Treatment of Policy Benefits

   The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

   The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, partial withdrawal, surrender, change in ownership, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary.

   Death Benefit. The death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

   Cash Values. Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. This includes additions attributable to interest, dividends, appreciation or gains realized on transfers among sub-accounts.

   Investment in the Policy. Investment in the Policy means:

  . the aggregate amount of any premiums or other consideration paid for a Policy; minus

  . the aggregate amount, other than loan amounts, received under the Policy which has been excluded from the gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract ("MEC"), to the extent such amount has been excluded from gross income, will be disregarded); plus

  . the amount of any loan from, or secured by a Policy that is a MEC to the extent that such amount has been included in the gross income of the policyowner.

The repayment of a policy loan, or the payment of interest on a loan, does not affect the Investment in the Policy.

   Surrender or Lapse. Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of Policy Debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

   If at the time of lapse or surrender, a Policy has a loan, the loan is extinguished and the amount of the loan is a deemed payment to the policyholder. If the amount of this deemed payment exceeds the investment in the contract, the excess is taxable income and is subject to Internal Revenue Service reporting requirements.

   Distributions. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a MEC.

   Distributions from non-MEC's. A distribution from a non-MEC is generally treated as a tax-free recovery by the policyowner of the Investment in the Policy to the extent of such Investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the Investment in the Policy. Loans from, or secured by, a non-MEC are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner.

   Force Outs. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue to comply with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Changes include partial withdrawals and death benefit option changes.

   Distributions from MEC's. Policies classified as MEC's will be subject to the following tax rules:

  . First, all partial withdrawals from such a Policy and assignments or pledges of any part of its value are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the Investment in the Policy at such time.

  . Second, loans taken from or secured by such a Policy are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan.

  . Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

  .   is made on or after the date on which the policyowner attains age 59 1/2;

  .   is attributable to the policyowner becoming disabled; or

  . is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

These exceptions are not likely to apply in situations where the Policy is not owned by an individual.

   Definition of Modified Endowment Contracts. Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts" or "MECs," which applies to Policies entered into or materially changed after June 20, 1988.

   In general, a Policy will be a MEC if the accumulated premiums paid at any time during the first seven Policy Years exceed the "seven-pay premium limit". The seven-pay premium limit on any date is equal to the sum of the net level premiums that would have been paid on or before such date if the policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay premium").

   The rules relating to whether a Policy will be treated as a MEC are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyowner should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a MEC.

   Material Changes. A Policy that is not a MEC may become a MEC if it is "materially changed." If there is a material change to the Policy, the seven year testing period for MEC status is restarted. The material change rules for determining whether a Policy is a MEC are complex. In general, however, the determination of whether a Policy will be a MEC after a material change generally depends upon the relationship among the death benefit of the Policy at the time of such change, the Policy Value at the time of the change, and the additional premiums paid into the Policy during the seven years starting with the date on which the material change occurs.

   Reductions in Face Amount. If there is a reduction in benefits during the first seven Policy Years, the seven-pay premium limit is recalculated as if the policy had been originally issued at the reduced benefit level. Failure to comply would result in classification as a MEC regardless of any efforts by the Company to provide a payment schedule that will not violate the seven pay test.

   Exchanges. A life insurance contract received in exchange for a MEC will also be treated as a MEC.

   Processing of Premiums. If a premium which would cause the Policy to become a MEC is received within 23 days of the next Policy Anniversary, the Company will not apply the portion of the premium which would cause MEC status ("excess premium") to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium, along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. (Any amount that would still be excess premium on the next anniversary will be refunded to the policyowner.) The policyowner will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyowner does not respond, the premium and interest will be applied to the Policy as of the next anniversary.

   If a premium which would cause the Policy to become a MEC is received more than 23 days prior to the next Policy Anniversary, the Company will refund any excess premium to the policyowner. The portion of the premium which is not excess will be applied as of the date received. The policyowner will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

   If in connection with the application or issue of the Policy, the policyowner acknowledges that the policy is or will become a MEC, excess premiums that would cause MEC status will be credited to the account as of the original date received.

   Multiple Policies. All MEC's that are issued by a Company (or its affiliates) to the same policyowner during any calendar year are treated as one MEC for purposes of determining the amount includible in gross income under
Section 72(e) of the Code.

   Policy Loan Interest. Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. For policies purchased on or after January 1, 1996, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a Policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceed $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

   Furthermore, if a non-natural person owns a Policy, or is the direct or indirect beneficiary under a Policy, section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed Policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

   The portion of the interest expense that is allocable to unborrowed Policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed Policy cash values under such life insurance policies bear to the sum of such average unborrowed Policy cash values and the average adjusted bases for all other assets of the taxpayer.

   If the policyowner is an individual and if the taxpayer is a business and is not the policyowner, but is the direct or indirect beneficiary under the Policy, then the amount of unborrowed cash value of the Policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed Policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the Policy.

   Interest on Policy Loans After Year 10. Interest credited to amounts in the Loan Account at an effective annual rate of at least 4.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less than the Loan Interest Credited Differential, which is currently 1.25% during the first ten policy years and 0% thereafter, and is guaranteed not to exceed 1.25%. The tax consequences associated with a loan interest credited differential of 0% are unclear. A tax adviser should be consulted before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under Federal tax law as a result of the differential between the credited interest rate and the loan interest rate, the Company retains the right to increase the loan interest rate to an amount that would result in the transaction being treated as a loan under Federal tax law. If this amount is not prescribed by any IRS ruling or regulation or any court decision, the amount of increase will be that which the Company considers to be most likely to result in the transaction being treated as a loan under Federal tax law.

   Policy Exchanges. A policyowner generally will not recognize gain upon the exchange of a Policy for another life insurance policy covering the same life insured issued by the Company or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of Policy indebtedness as a result of the exchange. The receipt of cash or forgiveness of indebtedness is treated as "boot" which is taxable up to the amount of the gain in the policy. In no event will the gain recognized exceed the amount by which the Policy Value (including any unpaid loans) exceeds the policyowner's Investment in the Policy.

   Other Transactions. A transfer of the Policy, a change in the owner, a change in the life insured, a change in the beneficiary, and certain other changes to the Policy, as well as particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if the owner transfers the Policy or designates a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Life Insured may in certain circumstances be includible in taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums or other amounts subsequently paid by the transferee. Further, in such a case, if the consideration received exceeds the transferor's Investment in the Policy, the difference will be taxed to the transferor as ordinary income.

   Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the individual circumstances of each policyowner and beneficiary.

Alternative Minimum Tax

   Corporate owners may be subject to Alternative Minimum Tax on the annual increases in Cash Surrender Values and on the Death Benefit proceeds.

Income Tax Reporting

   In certain employer-sponsored life insurance arrangements, including equity split-dollar arrangements, participants may be required to report for income tax purposes one or more of the following:

  .   the value each year of the life insurance protection provided;

  .   an amount equal to imputed interest on a deemed employer loan;

  .   an amount equal to any employer-paid premiums; or

  . some or all of the amount by which the current value exceeds the employer's interest in the Policy.

Participants should consult with their tax adviser to determine the tax consequences of these arrangements.

                               OTHER INFORMATION

Payment of Proceeds

   As long as the Policy is in force, John Hancock USA will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at its Service Office of all the documents required for such a payment. The Company may delay for up to six months the payment from the Fixed Account of any policy loans, surrenders, partial withdrawals, or insurance benefit. In the case of any such payments from any Investment Account the Company may delay payment during any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings), (ii) trading on the New York Stock Exchange is restricted, and (iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions described in (ii) and (iii) exist.

Reports to Policyowners

   Within 30 days after each Policy Anniversary, John Hancock USA will send the policyowner a statement showing, among other things:

  .   the amount of death benefit;

  . the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

  . the value of the units in each Investment Account to which the Policy Value is allocated;

  .   the Policy Debt and any loan interest charged since the last report;

  . the premiums paid and other Policy transactions made during the period since the last report; and

  .   any other information required by law.

Each policyowner will also be sent an annual and a semi-annual report for each Portfolio which will include a list of the securities held in each Portfolio as required by the 1940 Act.

Distribution of the Policies

   John Hancock Distributors, LLC, ("JHD LLC"), (formerly, "Manulife Financial Securities LLC") an indirect wholly-owned subsidiary of MFC, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with John Hancock USA. JHD LLC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. JHD LLC is located at 73 Tremont Street, Boston, MA 02108 and is organized as a Delaware limited liability company. The sole member of JHD LLC is John Hancock USA. The Policies will be sold by registered representatives of either JHD LLC or other broker-dealers having distribution agreements with JHD LLC who are also authorized by state insurance departments to do so. The Policies will be sold in all states of the United States except New York.

   A registered representative will receive commissions not to exceed 115% of premiums in the first Policy Year and 2% of all premiums paid from the second to tenth Policy Years. Representatives who meet certain productivity standards with regard to the sale of the Policies and certain other policies issued by John Hancock USA or Manufacturers Life will be eligible for additional compensation.

Responsibilities of MFC

   MFC entered into an agreement with JHD LLC pursuant to which MFC, on behalf of JHD LLC will pay the sales commissions in respect of the Policies and certain other policies issued by John Hancock USA, prepare and maintain all books and records required to be prepared and maintained by JHD LLC with respect to the Policies and such other policies, and send all confirmations required to be sent by JHD LLC with respect to the Policies and such other policies. JHD LLC will promptly reimburse MFC for all sales commissions paid by MFC and will pay MFC for its other services under the agreement in such amounts and at such times as agreed to by the parties.

   Finally, John Hancock USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of the insured.

Voting Rights

   As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular Portfolio. John Hancock USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, John Hancock USA will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to the Policies, will be voted by John Hancock USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit John Hancock USA to vote shares held in the Separate Account in its own right, it may elect to do so.

   The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by John Hancock USA, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

   John Hancock USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, the Company itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that John Hancock USA reasonably disapproves such changes in accordance with applicable federal regulations. If John Hancock USA does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.

Substitution of Portfolio Shares

   Although we believe it to be unlikely, it is possible that in the judgment of the management of John Hancock USA., one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, John Hancock USA may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the Commission and one or more state insurance departments may be required.

   John Hancock USA also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company,
(iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. The Company also reserves the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

Records and Accounts

   The Service Office will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals, and fund transfers on behalf of the Company.

   All records and accounts relating to the Separate Account and the Portfolios will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by the Company.

State Regulations

   John Hancock USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

   John Hancock USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

Litigation

   No litigation is pending that would have a material effect upon Company, the Separate Account, JHD LLC or the Trust.

Financial Statements

   The financial statements of the Company and the Separate Account are set forth in the Statement of Additional Information.

Further Information

   A registration statement under the Securities Act of 1933 has been filed with the Commission. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the Commission's principal office in Washington D.C. upon payment of the prescribed fee. The Commission also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the Commission which is located at http://www.sec.gov.

   For further information you may also contact John Hancock USA's Home Office, the address and telephone number of which are on the first page of the prospectus.

Optional Benefits

   Optional Term Rider. The Policy may be issued with an optional term insurance rider (the "Term Rider"). The benefit of the term rider is that the cost of insurance rates will always be less than or equal to the cost of insurance rates on the Policy. However, unlike the death benefit under the Policy, the death benefit under the Term Rider is not protected by the no lapse guarantee after the second Policy Year and terminates at age 100.

Additional Information for Policies Issued in Maryland

   (see supplement to Prospectus dated May 1, 2005)

                            APPENDIX A: DEFINITIONS

   Additional Rating: is an increase to the Cost of Insurance Rate for insureds who do not meet, at a minimum, the Company's underwriting requirements for the standard Risk Classification.

   Age: on any date is the life insured's age on his or her nearest birthday to the Policy Date. If no specific age is mentioned, age means the life insured's age on the Policy Anniversary nearest to the birthday.

   Attained Age: is the age at issue plus the number of whole years that have elapsed since the Policy Date.

   Business Day: is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled daytime trading of the New York Stock Exchange on that day.

   Cash Surrender Value: is the Policy Value less the Surrender Charge and any outstanding Monthly Deductions due.

   Effective Date: is the date the underwriters approve issuance of the Policy. If the Policy is approved without the initial premium, the Effective Date will be the date the Company receives at least the minimum initial premium at our Service Office. In either case, the Company will take the first Monthly Deduction on the Effective Date.

   Fixed Account: is that part of the Policy Value which reflects the value the policyowner has in the general account of the Company.

   Gross Withdrawal: is the amount of partial Net Cash Surrender Value the policyowner requests plus any Surrender Charge applicable to the withdrawal.

   Investment Account: is that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

   Issue Date: is the date the Company issued the Policy. The Issue Date is also the date from which the Suicide and Incontestability provisions of the Policy are measured.

   Life Insured: is the person whose life is insured under this Policy.

   Loan Account: is that part of the Policy Value which reflects the value transferred from the Fixed Account or the Investment Accounts as collateral for a policy loan.

   Monthly No-Lapse Guarantee Premium: is one-twelfth of the No-Lapse Guarantee Premium.

   Net Cash Surrender Value: is the Cash Surrender Value less the Policy Debt.

   Net Policy Value: is the Policy Value less the value in the Loan Account.

   Net Premium: is the gross premium paid less the Premium Charge. It is the amount of premium allocated to the Fixed Account and/or Investment Accounts.

   No-Lapse Guarantee: is a provision of the Policy which occurs when the Policy is in the No-Lapse Guarantee Period, and meets the No-Lapse Guarantee Cumulative Premium Test. If such a condition is met the Policy will not lapse, even when the Net Cash Surrender Value falls to or below zero.

   No-Lapse Guarantee Period: is set at issue, during which the No-Lapse Guarantee is provided. The No-Lapse Guarantee period is fixed at (a) the lessor of twenty years and age 75, and (b) the lessor of five years or age 95 for any issue age between 75 and 90, depending on state limitations. Certain states may have a shorter guarantee period. (The No-Lapse Guarantee Period for a particular Policy is stated in the Policy.)

   No-Lapse Guarantee Premium: is the annual premium used to determine the Monthly No-Lapse Guarantee Premium. The premium is set at issue and is recalculated, prospectively, whenever any of the following changes occur under the Policy:

  .   the Face Amount of insurance changes.

  .   There is a decrease in Face Amount due to a partial withdrawal.

  .   a Supplementary Benefit is added, changed or terminated.

  .   the risk classification of the life insured changes.

  . a temporary Additional Rating is added (due to a Face Amount increase), or terminated.

  .   the Death Benefit Option changes.

   No-Lapse Guarantee Cumulative Premium: is the minimum amount due to satisfy the No-Lapse Guarantee Cumulative Premium Test. This amount equals the sum, from issue to the date of the test, of the Monthly No-Lapse Guarantee Premiums.

   No-Lapse Guarantee Cumulative Premium Test: is a test that, if satisfied, during the No Lapse Guarantee Period will keep the policy in force when the Net Cash Surrender Value is less than zero. The test is satisfied if the sum of all premiums paid, less any gross partial withdrawals and less any Policy Debt, is greater than or equal to the sum of the monthly No-Lapse Guarantee Premiums due since the Policy Date.

   Policy Date: is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, and is the date from which charges for the first monthly deduction are calculated, and the date from which Policy Years, Policy Months, and Policy Anniversaries are determined.

   Policy Debt: as of any date equals (a) plus (b) plus (c) minus (d), where:

    (a)is the total amount of loans borrowed as of such date;

    (b)is the total amount of any unpaid loan interest charges which have been borrowed against the Policy on a Policy Anniversary;

    (c)is any interest charges accrued from the last Policy Anniversary to the current date; and

    (d)is the total amount of loan repayments as of such date.

   Policy Value: is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.

   Service Office Address: is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

   Surrender Charge Period: is the period following the Policy Date or following any increase in Face Amount during which the Company will assess surrender charges. Surrender charges will apply during this period if the policy terminates due to default, if the policyowner surrenders the policy or makes a partial withdrawal.

   Written Request: is the policyowner's request to the Company which must be in a form satisfactory to the Company, signed and dated by the policyowner, and received at the Service Office.

   The Securities and Exchange Commission (the "SEC") maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission.

   Additional information about the Policy is also contained in the Statement of Additional Information ("SAI") dated the same date as this Prospectus. The SAI is incorporated by reference into this Prospectus. The SAI is available upon request, without charge, by calling the following toll-free number: (800) 387-2747. This toll-free number may also be used to request other information about the Policy and to make contract owner inquiries.

                    Home Office:         Service Office Mailing
                                                Address:
                 John Hancock Life         John Hancock Life
                  Insurance Company        Insurance Company
                    (U.S.A.) 38500              (U.S.A.)
                       Woodward          200 Bloor Street East
                  Avenue Bloomfield     Toronto, Ontario, Canada
                Hills, Michigan 48304           M4W 1E5

   Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at
(202) 942-8090. Reports and other information about the Policy are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-0102.

The Registrant's Investment Company and 1933 Act File Numbers are 811-4834 and 333-88748, respectively.

                      Statement of Additional Information


                            dated           , 2005


                 John Hancock Life Insurance Company (U.S.A.)
                              Separate Account A

                                      of

                 John Hancock Life Insurance Company (U.S.A.)

                               FLEXIBLE PREMIUM

                        VARIABLE LIFE INSURANCE POLICY

This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing John Hancock Life Insurance Company (U.S.A.) at the mailing address of the Service Office:
200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5 or telephoning (800) 827-4546.

                               TABLE OF CONTENTS

                    GENERAL INFORMATION AND HISTORY..... 2
                    SERVICES............................ 2
                       Independent Auditors............. 2
                       Principal Underwriter............ 2
                    ADDITIONAL INFORMATION ABOUT CHARGES 2
                       Reduction in Charges............. 3
                    AUDITED FINANCIAL STATEMENTS........ F-1


                 John Hancock Life Insurance Company (U.S.A.)
                             38500 Woodward Avenue
                       Bloomfield Hills, Michigan 48304
                                   663-3000
                                (800) 344-1029

Protector .SAI 5/05

GENERAL INFORMATION AND HISTORY

   John Hancock Life Insurance Company (U.S.A.) Separate Account A (the "Variable Account") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account A) is a separate investment account of John Hancock Life Insurance Company (U.S.A.) ("we," "us," "the Company", "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company ("Manufacturers Life") and its subsidiaries, collectively known as Manulife Financial. The Manufacturers Life Insurance Company is one of the largest life insurance companies in North America and ranks among the 60 largest life insurers in the world as measured by assets. However, neither Manufacturers Life nor any of its affiliated companies guarantees the investment performance of the Variable Account.

   The Manufacturers Life Insurance Company of America ("ManAmerica") established its Separate Account Three on August 22, 1986 as a separate account under Pennsylvania law. Since December 9, 1992, it has been operated under Michigan law. On January 1, 2002, ManAmerica transferred substantially all of its assets and liabilities to the Company As a result of this transaction, the Company became the owner of all of ManAmerica's assets, including the assets of the Separate Account and assumed all of ManAmerica's obligations including those under the Policies. The ultimate parent of both ManAmerica and the Company is MFC. The Variable Account holds assets that are segregated from all of John Hancock USA's other assets. The Separate Account is currently used only to support variable life insurance policies.

   Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICES

Independent Auditors

   The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Separate Account A of John Hancock Life Insurance Company (U.S.A.) at December 31, 2004, and for each of the two years in the periods ended December 31, 2004 and 2003, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Principal Underwriter

   John Hancock Distributors, LLC, formerly, Manulife Financial Securities, LLC ("JHD LLC"), an indirect wholly-owned subsidiary of Manufacturers Life, serves as principal underwriter of the policies. (Prior to January 1, 2002, ManEquity, Inc., which was also an indirect wholly-owned subsidiary of Manufacturers Life, served as principal underwriter of the policies.) Policies are offered on a continuous basis. JHD LLC is located at 601 Congress Street, Boston, MA 02210. The Policies will be sold by registered representatives of either JHD LLC or other broker-dealers having distribution agreements with JHD LLC who are also authorized by state insurance departments to do so. The Policies will be sold in all states of the United States except New York.

   The aggregate dollar amount of underwriting commissions paid to JHD LLC in
2004, 2003 and 2002 was $      , $293,120,491 and $275,138,774 . JHD LLC did
not retained any of these amounts during such periods.

ADDITIONAL INFORMATION ABOUT CHARGES

   A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information . This information is then used to determine the cost of insurance charge.

Reduction in Charges

   The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. John Hancock USA reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which John Hancock USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. John Hancock USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.


   Financial Statements of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company (U.S.A.) Separate Account A to be filed by post-effective amendment.

                                     PART C
                                OTHER INFORMATION

Item 27. Exhibits

The following exhibits are filed as part of this Registration Statement:

        (a) Resolutions of Board of Directors of The Manufacturers Life Insurance Company (U.S.A.) establishing Separate Account A. Incorporated by reference to Exhibit A(1) to the registration statement on Form S-6, file number 333-70950 filed January 2, 2002 (The January 2, 2002 Amendment")

        (b)     Not Applicable

        (c)     (1)     Form of Distribution Agreement. Incorporated by
                        reference to Exhibit A(3)(a)(i), (ii) and (iii) to the registration statement on Form S-6, file number
                        333-66303 filed October 29, 1998 (the "SVUL Registration
                        Statement").

                (2) Form of broker-dealer agreement_- Incorporated by reference to Exhibit A(3)(b)(i), to the initial registration statement on Form S-6, file number 333-70950 filed October 4, 2001

        (d)     (1)     Form of Specimen Flexible Premium Variable Life
                        Insurance Policy -- Incorporated by reference to Exhibit
                        A(5)(a) to this registration statement on Form S-6 filed on August 20, 2002.

        (e)     (1)     Form of Specimen Application for Flexible Premium
                        Variable Life Insurance Policy. Incorporated by reference to Exhibit A(10) to post effective amendment no. 7 to the registration statement on Form S-6, file number 33-52310, filed April 26, 1996.

                (2) Specimen Application Supplement for Flexible Premium Variable Life Insurance Policy. Incorporated by reference to Exhibit A(10)(a) to post effective amendment no. 9 to the registration statement on Form S-6, file number 33-52310, filed December 23, 1996.

        (f)     (1)     Restated Articles of Redomestication of The
                        Manufacturers Life Insurance Company (U.S.A.) -
                        Incorporated by reference to Exhibit A(6) to the registration statement filed July 20, 2000 (File No.
                        333-41814) (the "Initial Registration Statement")

                (2) By-Laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the Initial Registration Statement.

        (g)     (1)     Form of Assumption Reinsurance Agreement with The
                        Manufacturers Life Insurance Company (U.S.A.) and The
                        Manufacturers Life Insurance Company of America -
                        Incorporated by reference to Exhibit A(10)(c) to the ManUSA Initial Registration Statement.

                (2) Form of Assumption Reinsurance or Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of America - Incorporated by reference to Exhibit A(9)(a) to the initial registration statement on Form S-6, file number 333-70950 filed October 4, 2001 ("the ManUSA Initial Registration Statement")

        (h)     Not Applicable

        (i)     (1)     Form of Service Agreement between The Manufacturers
                        Life Insurance Company and The Manufacturers Life
                        Insurance Company (U.S.A.). Incorporated by reference to
                        Exhibit A(8)(a)(i),(ii), (iii), (iv), (v) and (vi) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed
                        August 28, 1998.

                (2) Form of Amendment to Service Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.). Incorporated by reference to Exhibit A(8)(a)(vii) to post-effective amendment No. 11 to the registration statement on Form N-4, file number 33-57018 filed March 1, 1999.

                (3) Form of Service Agreement. Incorporated by reference to Exhibit A(8)(c)(i) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

                (4) Form of Amendment to Service Agreement. Incorporated by reference to Exhibit A(8)(c)(ii) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-51293 filed August 28, 1998.

        (j) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Incorporated by reference to Exhibit (6) to pre-effective amendment no. 1 to the registration statement on Form S-6, file number 333-82449 filed September 22, 1999.

        (k) Opinion and consent of James D. Gallagher, Esq., Secretary and General Counsel of The Manufacturers Life Insurance Company (U.S.A.) -- Incorporated by reference to Exhibit 2 (a) to pre-effective amendment to the SPVL Registration Statement filed on January 2, 2002.

        (l)     Not Applicable

        (m)     Not Applicable

        (n)     Consent of Ernst & Young LLP - TO BE FILED BY AMENDMENT

        (o)     Not Applicable

        (p)     Not Applicable

        (q)     Not Applicable

Powers of Attorney

        (i) Powers of Attorney(Felix Chee, Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schaybaugh) incorporated by reference to exhibit 7(i) to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

        (ii)    Powers of Attorney (John Ostler) - Incorporated by reference to
                Exhibit 7(ii) to the initial registration statement on Form S-6, file number 333-70950 filed October 4, 2001.

        (iii) Powers of Attorney (Jim Boyle, John Lyon) - Incorporated by reference to Exhibit 7(iii) to the initial registration statement on Form S-6, file number 333-70950 filed October 4, 2001.

        (iv)    Power of Attorney (Steve Mannik) - Incorporated by reference to
                Exhibit 7(iv) to post-effective amendment no. 1 to the registration statement on Form S-6, file number 333-70950 filed March 1, 2002.

        (v)     Power of Attorney (Alison Alden) - Incorporated by reference to
                Exhibit 7(iv) to post-effective amendment no. 4 to this registration statement.

        (vi)    Power of Attorney (Marc Costantini, Diana Scott, Warren Thomson)
                - FILED HEREWITH

Item 28,  Directors and Officers of the Depositor

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Name and Principal Business Address     Position with Depositor
-----------------------------------     -----------------------
John D. DesPrez III*                    Director and Chairman of the Board of
                                         Directors, President
Alison Alden*                           Executive Vice President, Human
                                         Resources & Communications, Director
James Boyle*                            President, Individual Wealth Management,
                                         Director
Robert A. Cook*                         President, U.S. Insurance; Director
Peter Copestake**                       Vice President, Treasurer
James D. Gallagher*                     Executive Vice President, Secretary and
                                         General Counsel
Donald Guloien**                        Executive Vice President and Chief
                                         Investment Officer
Norman Light**                          Vice President and Chief Financial
                                         Officer, Investments
Steven Mannik**                         President, Reinsurance
James O'Malley**                        President, U.S. Group Pension; Director

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Name and Principal Business Address     Position with Depositor
-----------------------------------     -----------------------
John Ostler**                           Director
Rex Schlaybaugh, Jr.**                  Director
Marc Costantini*                        Executive Vice President and Chief
                                         Financial Officer
Warren Thomson**                        Senior Vice President, Investments,
                                         Director
Diana Scott*                            Director, Executive Vice President &
                                         Chief Administrative Officer
Denis Turner**                          Senior Vice President and Controller

*Principal business office is 601 Congress Street, Boston, MA 02210 **Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

                 [REPLACE PAGE WITH UPDATED ORG CHART 12/31/04]

Item 30. Indemnification

        Article XII of the Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) provides as follows:

        No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

                i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;
                ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;
                iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;
                iv) a transaction from which the director derived an improper personal benefit; or
                v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

        If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

        Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

                Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

        (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

Name of Investment Company                                             Capacity In Which Acting
--------------------------                                             ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L        Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M        Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A     Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B     Principal Underwriter

        (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD
                LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

                *Principal business office is 601 Congress Street, Boston, MA 02210
                **Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

                ***Principal business office is 680 Washington Blvd, Stamford, CT 06901

        (c)     None.

Item 32. Location of Accounts and Records

        All books and records are maintained at 601 Congress Street, Boston, MA 02210 and 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Item 33. Management Services

        None

Item 34. Fee Representation

        Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

                The Manufacturers Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the policies issued pursuant to this registration statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 17th day of February, 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)

By: /s/ John D. DesPrez III
    --------------------------------------------------
    John D. DesPrez III
    President

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By: /s/ John D. DesPrez III
    --------------------------------------------------
    John D. DesPrez III
    President

                                   Signatures

        Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 17th day of February, 2005.

Signature                                      Title
---------                                      -----

/s/ John D. DesPrez III                        Chairman and President
------------------------------------           (Principal Executive Officer)
John D. DesPrez  III

*                                              Executive Vice President and
------------------------------------           Chief Financial Officer
Marc Costantini

*                                              Director
------------------------------------
James Boyle

*                                              Director
------------------------------------
Robert A. Cook

*                                              Director
------------------------------------
Warren Thomson

*                                              Director
------------------------------------
John Ostler

*                                              Director
------------------------------------
James O'Malley

*                                              Director
------------------------------------
Rex Schlaybaugh, Jr.

*                                              Director
------------------------------------
Alison Alden

*                                              Director
------------------------------------
Diana Scott

*/s/ James D. Gallagher
------------------------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney